UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31

Registrant is making a filing for 8 of its series: Allspring CoreBuilder Shares-Series EPI, Allspring Disciplined Small Cap Fund, Allspring Discovery Innovation Fund, Allspring Discovery Small Cap Growth Fund, Allspring Precious Metals Fund, Allspring Small Cap Fund, Allspring Special Small Cap Value Fund and Allspring Utility and Telecommunications Fund.

Date of reporting period: September 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series EPI
Semi-Annual Report
September 30, 2023

Allspring Managed Account | 1

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

2 |

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Petros N. Bocray, CFA, FRM, Neville Javeri, CFA, Megan Miller, CFA

Average annual total returns (%) as of September 30, 2023
			Expense ratios[1] (%)
	Inception date	Since inception	Gross	Net[2]
Allspring Managed Account CoreBuilder® Shares - Series EPI (AEPIX)	6-8-2023	-0.32	0.21	0.00
S&P 500 Index[3]	–	0.97 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the Fund’s inception date.
[1]
Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business.
This commitment has an indefinite term.

[3]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities.  Stock values fluctuate in response to the activities of individual companies and general market and economic conditions.  The use of derivatives may reduce returns and/or increase volatility.  There are numerous risks associated with transactions in options on securities and unhedged written call options could expose a Fund to potentially unlimited loss.  The use of leverage results in certain risks, including, among others, the likelihood of greater volatility of net asset value. Consult the Fund’s prospectus for additional information on these and other risks.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Allspring Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Allspring Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4 | Allspring Managed Account

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2023[1]
Apple, Inc.	8.26
Microsoft Corp.	8.17
Alphabet, Inc. Class C	6.13
Broadcom, Inc.	3.17
Eli Lilly & Co.	3.16
UnitedHealth Group, Inc.	3.09
Meta Platforms, Inc. Class A	3.01
JPMorgan Chase & Co.	2.74
Eaton Corp. PLC	2.67
TotalEnergies SE	2.59

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of September 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Managed Account | 5

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2023 to September 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 4-1-2023	Ending account value 9-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$996.80	$0.00 *	0.00%*
Hypothetical (5% return before expenses)	$1,000.00	$1,024.86	$0.00 *	0.00%*

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).
*
Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business.
This commitment has an indefinite term.

6 | Allspring Managed Account

Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.37%
Communication services: 11.04%
Entertainment: 1.12%
Electronic Arts, Inc.#	251	$30,220
Interactive media & services: 9.14%
Alphabet, Inc. Class C†#	1,254	165,340
Meta Platforms, Inc. Class A†#	270	81,057
		246,397
Media: 0.78%
Interpublic Group of Cos., Inc.#	733	21,008
Consumer discretionary: 8.32%
Hotels, restaurants & leisure: 4.57%
Booking Holdings, Inc.†#	20	61,679
McDonald’s Corp.#	116	30,559
Starbucks Corp.#	340	31,032
		123,270
Household durables: 1.43%
Garmin Ltd.#	368	38,714
Specialty retail: 1.36%
Home Depot, Inc.#	121	36,561
Textiles, apparel & luxury goods: 0.96%
NIKE, Inc. Class B#	271	25,913
Consumer staples: 4.50%
Beverages: 1.32%
Diageo PLC ADR#	238	35,505
Consumer staples distribution & retail : 0.79%
Target Corp.#	193	21,340
Food products: 1.51%
Mondelez International, Inc. Class A#	588	40,807
Personal care products: 0.88%
Unilever PLC ADR#	481	23,761
Energy: 5.10%
Oil, gas & consumable fuels: 5.10%
Suncor Energy, Inc.#	1,968	67,660
TotalEnergies SE ADR#	1,064	69,968
		137,628
Financials: 14.61%
Banks: 7.34%
Citigroup, Inc.#	1,025	42,158
JPMorgan Chase & Co.#	509	73,815
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 7

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Banks(continued)
Regions Financial Corp.#	1,882	$32,370
Toronto-Dominion Bank#	825	49,715
		198,058
Capital markets: 3.45%
BlackRock, Inc.#	59	38,143
Blackstone, Inc.#	512	54,856
		92,999
Financial services: 2.08%
Visa, Inc. Class A#	244	56,123
Insurance: 1.74%
Manulife Financial Corp.#	2,572	47,016
Health care: 11.74%
Biotechnology: 1.77%
AbbVie, Inc.#	321	47,848
Health care providers & services: 3.09%
UnitedHealth Group, Inc.#	165	83,191
Life sciences tools & services: 1.48%
Thermo Fisher Scientific, Inc.#	79	39,988
Pharmaceuticals: 5.40%
Eli Lilly & Co.#	159	85,403
Merck & Co., Inc.#	586	60,329
		145,732
Industrials: 10.32%
Aerospace & defense: 3.70%
Boeing Co.†#	246	47,153
RTX Corp.#	733	52,754
		99,907
Air freight & logistics: 1.68%
United Parcel Service, Inc. Class B#	290	45,202
Commercial services & supplies: 1.17%
Waste Management, Inc.#	206	31,403
Electrical equipment: 2.67%
Eaton Corp. PLC#	338	72,089
Ground transportation: 1.10%
Union Pacific Corp.#	146	29,730
Information technology: 28.48%
Communications equipment: 1.81%
Cisco Systems, Inc.#	907	48,760
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 1.32%
TE Connectivity Ltd.#	287	$35,453
IT services: 1.13%
Cognizant Technology Solutions Corp. Class A#	451	30,551
Semiconductors & semiconductor equipment: 6.47%
Advanced Micro Devices, Inc.†#	348	35,781
Broadcom, Inc.#	103	85,550
Lam Research Corp.#	85	53,276
		174,607
Software: 9.49%
Adobe, Inc.†#	70	35,693
Microsoft Corp.#	698	220,394
		256,087
Technology hardware, storage & peripherals: 8.26%
Apple, Inc.#	1,302	222,915
Materials: 2.26%
Chemicals: 2.26%
Celanese Corp.#	485	60,877
Total common stocks (Cost $2,667,484)		2,599,660

		Yield
Short-term investments: 3.31%
Investment companies: 3.31%
Allspring Government Money Market Fund Select Class♠∞		5.27%	89,393	89,393
Total short-term investments (Cost $89,393)				89,393
Total investments in securities (Cost $2,756,877)	99.68%			2,689,053
Other assets and liabilities, net	0.32			8,693
Total net assets	100.00%			$2,697,746

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 9

Portfolio of investments—September 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$2,782,561	$(2,693,168)	$0	$0	$89,393	89,393	$3,060
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
E-mini S&P 500	Morgan Stanley Co.	(2)	$(95,600)	$478.00	10-6-2023	$(17)
E-mini S&P 500	Morgan Stanley Co.	(15)	(687,000)	458.00	10-6-2023	(142)
E-mini S&P 500	Morgan Stanley Co.	(12)	(573,600)	478.00	10-13-2023	(102)
E-mini S&P 500	Morgan Stanley Co.	(3)	(137,400)	458.00	10-13-2023	(11)
E-mini S&P 500	Morgan Stanley Co.	(7)	(315,000)	450.00	10-20-2023	(241)
E-mini S&P 500	Morgan Stanley Co.	(6)	(280,800)	468.00	10-20-2023	(18)
E-mini S&P 500	Morgan Stanley Co.	(18)	(805,500)	447.50	10-27-2023	(1,953)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(11)	(425,700)	387.00	10-6-2023	(17)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(11)	(422,400)	384.00	10-13-2023	(126)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(8)	(301,600)	377.00	10-20-2023	(740)
Invesco QQQ Trust, Series 1	Morgan Stanley Co.	(8)	(302,400)	378.00	10-27-2023	(1,152)
iShares Russell 2000 ETF	Morgan Stanley Co.	(2)	(37,000)	185.00	10-20-2023	(116)
iShares Russell 2000 ETF	Morgan Stanley Co.	(5)	(93,000)	186.00	10-27-2023	(360)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(9)	(332,100)	369.00	10-6-2023	0
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(11)	(390,500)	355.00	10-13-2023	(39)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(14)	(491,400)	351.00	10-20-2023	(287)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(2)	(69,500)	347.50	10-27-2023	(159)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(6)	(217,200)	362.00	10-27-2023	(27)
						$(5,507)
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Statement of assets and liabilities—September 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,667,484)	$2,599,660
Investments in affiliated securities, at value (cost $89,393)	89,393
Cash	5,641
Receivable for investments sold	5,717
Receivable from manager	5,565
Receivable for dividends	3,174
Prepaid expenses and other assets	2,000
Total assets	2,711,150
Liabilities
Payable for investments purchased	7,897
Written options, at value (premiums received $14,928)	5,507
Total liabilities	13,404
Total net assets	$2,697,746
Net assets consist of
Paid-in capital	$2,725,147
Total distributable loss	(27,401)
Total net assets	$2,697,746
Computation of net asset value per share
Net assets	$2,697,746
Shares outstanding[1]	136,122
Net asset value per share	$19.82
1  The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 11

Statement of operations—period ended September 30, 20231 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $435)	$13,405
Income from affiliated securities	3,060
Interest	17
Total investment income	16,482
Expenses
Professional fees	3,262
Registration fees	2,760
Shareholder report expenses	905
Other fees and expenses	447
Total expenses	7,374
Less: Fee waivers and/or expense reimbursements	(7,374)
Net expenses	0
Net investment income	16,482
Realized and unrealized gains (losses) on investments
Net realized gains on
Foreign currency and foreign currency translations	11
Written options	30,475
Net realized gains on investments	30,486
Net change in unrealized gains (losses) on
Unaffiliated securities	(67,824)
Written options	9,421
Net change in unrealized gains (losses) on investments	(58,403)
Net realized and unrealized gains (losses) on investments	(27,917)
Net decrease in net assets resulting from operations	$(11,435)
1 For the period from June 8, 2023 (commencement of operations) to September 30, 2023
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Statement of changes in net assets
Statement of changes in net assets
	Period ended September 30, 2023[1] (unaudited)
Operations
Net investment income		$16,482
Net realized gains on investments		30,486
Net change in unrealized gains (losses) on investments		(58,403)
Net decrease in net assets resulting from operations		(11,435)
Distributions to shareholders from
Net investment income and net realized gains		(15,966)
Capital share transactions	Shares
Proceeds from shares sold	136,115	2,725,000
Reinvestment of distributions	7	147
Net increase in net assets resulting from capital share transactions		2,725,147
Total increase in net assets		2,697,746
Net assets
Beginning of period		0
End of period		$2,697,746
1 For the period from June 8, 2023 (commencement of operations) to September 30, 2023
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account  | 13

Financial highlights

(For a share outstanding throughout the period)

Period ended September 30, 2023[1] (unaudited)
Net asset value, beginning of period	$20.00
Net investment income	0.12
Net realized and unrealized gains (losses) on investments	(0.18)
Total from investment operations	(0.06)
Distributions to shareholders from
Net investment income	(0.12)
Net asset value, end of period	$19.82
Total return[2]	(0.32)%
Ratios to average net assets (annualized)
Gross expenses	0.94%
Net expenses[3]	0.00%
Net investment income	2.10%
Supplemental data
Portfolio turnover rate	0%
Net assets, end of period (000s omitted)	$2,698

[1]	For the period from June 8, 2023 (commencement of operations) to September 30, 2023
[2]	Returns for periods of less than one year are not annualized.
[3]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares -Series EPI (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in a diversified portfolio of equity securities of approximately 40 to 60 large capitalization U.S. companies and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Allspring Managed Account  | 15

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.  Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the period since commencement of operations will be subject to examination by the federal and Delaware revenue authorities.
As of September 30, 2023, the aggregate cost of all investments for federal income tax purposes was $2,741,949 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$94,050
Gross unrealized losses	(152,453)
Net unrealized losses	$(58,403)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Managed Account

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$297,625	$0	$0	$297,625
Consumer discretionary	224,458	0	0	224,458
Consumer staples	121,413	0	0	121,413
Energy	137,628	0	0	137,628
Financials	394,196	0	0	394,196
Health care	316,759	0	0	316,759
Industrials	278,331	0	0	278,331
Information technology	768,373	0	0	768,373
Materials	60,877	0	0	60,877
Short-term investments
Investment companies	89,393	0	0	89,393
Total assets	$2,689,053	$0	$0	$2,689,053
Liabilities
Written options	$5,507	$0	$0	$5,507
Total liabilities	$5,507	$0	$0	$5,507
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the period from June 8, 2023 (commencement of operations) to September 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the period from June 8, 2023 (commencement of operations) to September 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the period from June 8, 2023 (commencement of operations) to September 30, 2023 were $2,667,484 and $0, respectively.
6.
DERIVATIVE TRANSACTIONS
During the period from June 8, 2023 (commencement of operations) to September 30, 2023, the Fund entered into written options for income generation and hedging purposes. The Fund had an average of 83 written option contracts.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Managed Account  | 17

Notes to financial statements (unaudited)
For certain types of derivative transactions, the Fund  has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund  to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
The Fund’s written option contracts are subject to a master netting arrangement. As of September 30, 2023, the Fund had written options contracts with the following counterparty which are subject to offset:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley Co.	$5,507	$0	$(5,507)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the period from June 8, 2023 (commencement of operations) to September 30, 2023, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of September 30, 2023, Allspring Funds Management or one of its affiliates owned 100% of the Fund.
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
18 | Allspring Managed Account

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Managed Account  | 19

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-877-9275 or by visiting the website at allspringglobal.com.

20 | Allspring Managed Account

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Managed Account  | 21

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

22 | Allspring Managed Account

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring Managed Account  | 23

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-10042023-23fwwpme 11-23
SAR4905 09-23

Allspring Disciplined Small Cap Fund
Semi-Annual Report
September 30, 2023

The views expressed and any forward-looking statements are as of September 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Disciplined Small Cap Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Disciplined Small Cap Fund for the six-month period that ended September 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had mixed results, with U.S. stocks generally faring better than international equities. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 5.18%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.43% while the MSCI EM Index (Net) (USD),3 returned -2.05%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.05%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -6.07%, the Bloomberg Municipal Bond Index6 lost 4.05%, and the ICE BofA U.S. High Yield Index7 gained 2.21%.
Affected by high inflation and central bank rate hikes, markets were volatile.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Federal Reserve (Fed) and European Central Bank (ECB), which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Allspring Disciplined Small Cap Fund

Letter to shareholders (unaudited)
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent, higher-than-targeted inflation. As anticipated, the Fed did pause and held rates steady in September. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later this fall.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The Core U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It’s sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Disciplined Small Cap Fund  | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Disciplined Small Cap Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Disciplined Small Cap Fund  | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Justin P. Carr, CFA, Robert M. Wicentowski, CFA

Average annual total returns (%) as of September 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WDSAX)[3]	7-31-2018	9.88	2.38	6.27	16.58	3.60	6.90	2.08	0.92
Class R6 (WSCJX)[4]	10-31-2016	–	–	–	16.57	3.63	7.05	1.66	0.50
Administrator Class (NVSOX)	8-1-1993	–	–	–	16.24	3.37	6.79	2.01	0.85
Institutional Class (WSCOX)[5]	10-31-2014	–	–	–	16.52	3.62	7.02	1.76	0.60
Russell 2000® Index[6]	–	–	–	–	8.93	2.40	6.65	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.92% for Class A, 0.50% for Class R6, 0.85% for Administrator Class and 0.60% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Class A shares prior to their inception reflects the performance of the Administrator Class shares, and is adjusted to reflect the higher expenses and sales charges of the Class A shares.

[4]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[5]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[6]
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Disciplined Small Cap Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2023[1]
Fabrinet	0.98
SPS Commerce, Inc.	0.91
Peabody Energy Corp.	0.89
Atkore, Inc.	0.89
PBF Energy, Inc. Class A	0.87
California Resources Corp.	0.85
Applied Industrial Technologies, Inc.	0.84
Axcelis Technologies, Inc.	0.82
Commercial Metals Co.	0.80
Taylor Morrison Home Corp.	0.77

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of September 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Disciplined Small Cap Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2023 to September 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2023	Ending account value 9-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,031.00	$4.65	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.62	0.92%
Class R6
Actual	$1,000.00	$1,032.50	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51	0.50%
Administrator Class
Actual	$1,000.00	$1,031.30	$4.29	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Institutional Class
Actual	$1,000.00	$1,032.40	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.98%
Communication services: 2.02%
Diversified telecommunication services: 0.62%
Bandwidth, Inc. Class A†	4,098	$46,184
Cogent Communications Holdings, Inc.	344	21,294
Ooma, Inc.†	2,760	35,908
		103,386
Entertainment: 0.08%
Playstudios, Inc.†	4,076	12,962
Interactive media & services: 0.94%
Cargurus, Inc.†	4,551	79,734
Ziff Davis, Inc.†	654	41,653
ZipRecruiter, Inc. Class A†	2,978	35,706
		157,093
Media: 0.38%
Entravision Communications Corp. Class A	11,973	43,701
TEGNA, Inc.	1,381	20,121
		63,822
Consumer discretionary: 10.11%
Automobile components: 1.06%
Dana, Inc.	3,520	51,638
Modine Manufacturing Co.†	2,748	125,721
		177,359
Diversified consumer services: 1.21%
Chegg, Inc.†	2,404	21,444
Perdoceo Education Corp.	3,764	64,364
Stride, Inc.†	2,599	117,033
		202,841
Hotels, restaurants & leisure: 2.61%
Bloomin’ Brands, Inc.	4,643	114,171
Bluegreen Vacations Holding Corp.	1,192	43,723
Brinker International, Inc.†	2,792	88,199
Hilton Grand Vacations, Inc.†	1,388	56,492
International Game Technology PLC	3,476	105,392
SeaWorld Entertainment, Inc.†	604	27,935
		435,912
Household durables: 2.32%
Helen of Troy Ltd.†	263	30,655
KB Home	1,720	79,601
M/I Homes, Inc.†	922	77,485
Meritage Homes Corp.	589	72,088
Taylor Morrison Home Corp.†	3,026	128,938
		388,767
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Specialty retail: 2.41%
Academy Sports & Outdoors, Inc.	1,809	$85,512
Asbury Automotive Group, Inc.†	529	121,707
Group 1 Automotive, Inc.	356	95,661
Urban Outfitters, Inc.†	2,519	82,346
Zumiez, Inc.†	1,019	18,138
		403,364
Textiles, apparel & luxury goods: 0.50%
Crocs, Inc.†	316	27,881
Steven Madden Ltd.	1,742	55,343
		83,224
Consumer staples: 3.31%
Beverages: 0.56%
Coca-Cola Consolidated, Inc.	90	57,269
Duckhorn Portfolio, Inc.†	3,634	37,285
		94,554
Consumer staples distribution & retail: 0.93%
Andersons, Inc.	1,458	75,102
Chefs’ Warehouse, Inc.†	1,303	27,597
SpartanNash Co.	1,057	23,254
Sprouts Farmers Market, Inc.†	691	29,575
		155,528
Food products: 0.52%
John B Sanfilippo & Son, Inc.	337	33,296
Simply Good Foods Co.†	1,556	53,713
		87,009
Personal care products: 1.30%
BellRing Brands, Inc.†	2,185	90,088
e.l.f Beauty, Inc.†	305	33,498
Medifast, Inc.	471	35,254
USANA Health Sciences, Inc.†	994	58,258
		217,098
Energy: 8.03%
Energy equipment & services: 2.89%
Helix Energy Solutions Group, Inc.†	4,565	50,991
Liberty Energy, Inc.	4,666	86,414
Noble Corp. PLC	783	39,659
Oceaneering International, Inc.†	1,495	38,452
Patterson-UTI Energy, Inc.	8,873	122,802
RPC, Inc.	5,061	45,245
U.S. Silica Holdings, Inc.†	4,163	58,449
Weatherford International PLC†	454	41,010
		483,022
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels: 5.14%
California Resources Corp.	2,541	$142,321
Callon Petroleum Co.†	325	12,714
Chord Energy Corp.	305	49,431
CVR Energy, Inc.	1,678	57,102
International Seaways, Inc.	675	30,375
Matador Resources Co.	447	26,588
Par Pacific Holdings, Inc.†	2,159	77,594
PBF Energy, Inc. Class A	2,716	145,388
Peabody Energy Corp.	5,730	148,923
Permian Resources Corp.	6,258	87,362
Vital Energy, Inc.†	1,162	64,398
W&T Offshore, Inc.†	4,048	17,730
		859,926
Financials: 15.33%
Banks: 7.24%
Axos Financial, Inc.†	2,103	79,620
Bancorp, Inc.†	2,141	73,865
Bank of NT Butterfield & Son Ltd.	2,702	73,170
CrossFirst Bankshares, Inc.†	2,524	25,467
Customers Bancorp, Inc.†	1,887	65,007
Enterprise Financial Services Corp.	862	32,325
Financial Institutions, Inc.	1,734	29,183
First BanCorp	5,619	75,632
First Financial Corp.	1,439	48,653
Great Southern Bancorp, Inc.	990	47,441
Hancock Whitney Corp.	1,463	54,116
Hanmi Financial Corp.	3,401	55,198
Hilltop Holdings, Inc.	2,215	62,817
NBT Bancorp, Inc.	1,661	52,637
OFG Bancorp	3,111	92,895
Pathward Financial, Inc.	938	43,232
Preferred Bank	1,492	92,877
Republic Bancorp, Inc. Class A	1,583	69,731
TriCo Bancshares	1,381	44,233
UMB Financial Corp.	767	47,592
Univest Financial Corp.	1,203	20,908
Westamerica BanCorp	543	23,485
		1,210,084
Capital markets: 2.05%
Artisan Partners Asset Management, Inc. Class A	1,162	43,482
Evercore, Inc. Class A	382	52,670
Open Lending Corp. Class A†	2,333	17,078
PJT Partners, Inc. Class A	474	37,654
StoneX Group, Inc.†	503	48,751
Victory Capital Holdings, Inc. Class A	2,292	76,415
Virtus Investment Partners, Inc.	327	66,051
		342,101
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund  | 11

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Consumer finance: 0.54%
Enova International, Inc.†	1,350	$68,675
Green Dot Corp. Class A†	1,580	22,009
		90,684
Financial services: 3.50%
Essent Group Ltd.	2,306	109,051
Evertec, Inc.	3,312	123,140
Federal Agricultural Mortgage Corp. Class C	645	99,523
Jackson Financial, Inc. Class A	2,185	83,511
Marqeta, Inc. Class A†	9,297	55,596
MGIC Investment Corp.	3,784	63,155
Radian Group, Inc.	2,045	51,350
		585,326
Insurance: 2.00%
CNO Financial Group, Inc.	3,457	82,035
Employers Holdings, Inc.	3,161	126,282
Genworth Financial, Inc. Class A†	11,886	69,652
Palomar Holdings, Inc.†	1,115	56,586
		334,555
Health care: 15.21%
Biotechnology: 5.46%
Alkermes PLC†	2,232	62,518
Amicus Therapeutics, Inc.†	3,382	41,125
Arcus Biosciences, Inc.†	2,547	45,719
Arrowhead Pharmaceuticals, Inc.†	646	17,358
Bridgebio Pharma, Inc.†	2,200	58,014
CareDx, Inc.†	988	6,916
Catalyst Pharmaceuticals, Inc.†	3,441	40,225
Cullinan Oncology, Inc.†	2,124	19,222
Cytokinetics, Inc.†	859	25,306
Dynavax Technologies Corp.†	4,294	63,422
Eagle Pharmaceuticals, Inc.†	824	12,995
Erasca, Inc.†	4,785	9,427
Halozyme Therapeutics, Inc.†	1,323	50,539
Icosavax, Inc.†	4,020	31,155
Intellia Therapeutics, Inc.†	1,753	55,430
Intercept Pharmaceuticals, Inc.†	3,535	65,539
Karuna Therapeutics, Inc.†	201	33,987
Kiniksa Pharmaceuticals Ltd. Class A†	3,598	62,497
Kymera Therapeutics, Inc.†	723	10,050
Nuvalent, Inc. Class A†	440	20,227
Prothena Corp. PLC†	413	19,927
REGENXBIO, Inc.†	1,016	16,723
Stoke Therapeutics, Inc.†	4,348	17,131
Sutro Biopharma, Inc.†	5,185	17,992
Ultragenyx Pharmaceutical, Inc.†	425	15,151
Veracyte, Inc.†	1,829	40,842
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Biotechnology(continued)
Vir Biotechnology, Inc.†	2,118	$19,846
Voyager Therapeutics, Inc.†	4,491	34,805
		914,088
Health care equipment & supplies: 2.80%
Axonics, Inc.†	698	39,172
Embecta Corp.	1,669	25,118
Haemonetics Corp.†	339	30,368
Lantheus Holdings, Inc.†	1,548	107,555
LivaNova PLC†	2,404	127,124
Merit Medical Systems, Inc.†	793	54,733
Omnicell, Inc.†	479	21,574
Shockwave Medical, Inc.†	183	36,435
STAAR Surgical Co.†	654	26,278
		468,357
Health care providers & services: 3.24%
Alignment Healthcare, Inc.†	5,026	34,880
AMN Healthcare Services, Inc.†	777	66,185
Cross Country Healthcare, Inc.†	2,315	57,389
Ensign Group, Inc.	389	36,150
Hims & Hers Health, Inc.†	2,388	15,020
ModivCare, Inc.†	612	19,284
NeoGenomics, Inc.†	4,183	51,451
Option Care Health, Inc.†	2,752	89,027
Privia Health Group, Inc.†	1,766	40,618
Progyny, Inc.†	1,228	41,777
Select Medical Holdings Corp.	1,292	32,649
Tenet Healthcare Corp.†	862	56,797
		541,227
Health care technology: 0.22%
Schrodinger, Inc.†	1,320	37,316
Life sciences tools & services: 0.60%
Quanterix Corp.†	3,696	100,310
Pharmaceuticals: 2.89%
Amphastar Pharmaceuticals, Inc.†	1,513	69,583
Arvinas, Inc.†	2,475	48,609
Corcept Therapeutics, Inc.†	2,323	63,290
Harmony Biosciences Holdings, Inc.†	1,311	42,961
Intra-Cellular Therapies, Inc.†	1,437	74,853
Ligand Pharmaceuticals, Inc.†	939	56,265
Pacira BioSciences, Inc.†	577	17,702
Prestige Consumer Healthcare, Inc.†	1,129	64,568
Tarsus Pharmaceuticals, Inc.†	2,527	44,905
		482,736
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund  | 13

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Industrials: 17.49%
Aerospace & defense: 1.15%
Moog, Inc. Class A	698	$78,846
Triumph Group, Inc.†	2,896	22,183
V2X, Inc.†	1,772	91,542
		192,571
Building products: 1.53%
Janus International Group, Inc.†	10,391	111,184
Simpson Manufacturing Co., Inc.	515	77,152
UFP Industries, Inc.	654	66,969
		255,305
Commercial services & supplies: 0.47%
Ennis, Inc.	1,772	37,602
SP Plus Corp.†	1,132	40,865
		78,467
Construction & engineering: 2.31%
Comfort Systems USA, Inc.	536	91,340
EMCOR Group, Inc.	521	109,613
MYR Group, Inc.†	663	89,346
Primoris Services Corp.	2,940	96,226
		386,525
Electrical equipment: 1.99%
Array Technologies, Inc.†	3,163	70,187
Atkore, Inc.†	996	148,593
Encore Wire Corp.	622	113,490
		332,270
Ground transportation: 0.69%
ArcBest Corp.	1,138	115,678
Machinery: 3.31%
Alamo Group, Inc.	265	45,808
Hillenbrand, Inc.	2,553	108,017
Mueller Industries, Inc.	925	69,523
Tennant Co.	508	37,668
Terex Corp.	1,719	99,049
Titan International, Inc.†	3,600	48,348
Wabash National Corp.	1,824	38,523
Watts Water Technologies, Inc. Class A	621	107,321
		554,257
Marine transportation: 0.75%
Matson, Inc.	1,423	126,249
Professional services: 2.05%
CBIZ, Inc.†	699	36,278
ExlService Holdings, Inc.†	847	23,750
The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Professional services(continued)
Insperity, Inc.	955	$93,208
Kelly Services, Inc. Class A	2,543	46,257
Legalzoom.com, Inc.†	5,156	56,407
TriNet Group, Inc.†	740	86,195
		342,095
Trading companies & distributors: 3.24%
Applied Industrial Technologies, Inc.	909	140,541
Boise Cascade Co.	1,011	104,173
DXP Enterprises, Inc.†	1,363	47,623
GMS, Inc.†	382	24,437
H&E Equipment Services, Inc.	1,142	49,323
Rush Enterprises, Inc. Class A	1,575	64,307
Titan Machinery, Inc.†	2,489	66,158
WESCO International, Inc.	317	45,591
		542,153
Information technology: 13.50%
Communications equipment: 0.79%
Calix, Inc.†	1,396	63,993
CommScope Holding Co., Inc.†	3,666	12,318
Extreme Networks, Inc.†	2,273	55,029
		131,340
Electronic equipment, instruments & components: 2.43%
Advanced Energy Industries, Inc.	520	53,622
Arlo Technologies, Inc.†	6,329	65,189
Fabrinet†	983	163,787
Sanmina Corp.†	2,295	124,573
		407,171
IT services: 0.77%
Fastly, Inc. Class A†	2,016	38,647
Perficient, Inc.†	625	36,162
Squarespace, Inc. Class A†	1,862	53,942
		128,751
Semiconductors & semiconductor equipment: 4.53%
ACM Research, Inc. Class A†	6,652	120,435
Axcelis Technologies, Inc.†	841	137,125
Diodes, Inc.†	1,011	79,707
MaxLinear, Inc.†	885	19,691
Onto Innovation, Inc.†	885	112,855
Photronics, Inc.†	5,122	103,516
Rambus, Inc.†	2,282	127,313
SMART Global Holdings, Inc.†	704	17,142
Synaptics, Inc.†	438	39,175
		756,959
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund  | 15

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Software: 4.67%
A10 Networks, Inc.	5,509	$82,800
Adeia, Inc.	4,936	52,716
Amplitude, Inc. Class A†	2,565	29,677
C3.ai, Inc. Class A†	1,103	28,149
Clear Secure, Inc. Class A	2,924	55,673
eGain Corp.†	4,825	29,577
Freshworks, Inc. Class A†	2,709	53,963
InterDigital, Inc.	1,020	81,845
JFrog Ltd.†	1,547	39,232
PagerDuty, Inc.†	1,336	30,047
Rimini Street, Inc.†	10,334	22,735
Sprout Social, Inc. Class A†	512	25,539
SPS Commerce, Inc.†	889	151,672
Tenable Holdings, Inc.†	731	32,749
Zeta Global Holdings Corp. Class A†	7,687	64,186
		780,560
Technology hardware, storage & peripherals: 0.31%
Super Micro Computer, Inc.†	190	52,102
Materials: 4.18%
Chemicals: 1.17%
AdvanSix, Inc.	1,802	56,006
Minerals Technologies, Inc.	1,100	60,236
Orion SA	1,673	35,602
Tronox Holdings PLC	3,319	44,607
		196,451
Containers & packaging: 0.61%
Greif, Inc. Class A	941	62,868
Myers Industries, Inc.	2,170	38,908
		101,776
Metals & mining: 2.40%
Arch Resources, Inc.	261	44,542
Commercial Metals Co.	2,718	134,297
Materion Corp.	302	30,777
Piedmont Lithium, Inc.†	683	27,115
Ryerson Holding Corp.	2,007	58,384
Schnitzer Steel Industries, Inc. Class A	1,459	40,633
SunCoke Energy, Inc.	6,387	64,828
		400,576
Real estate: 5.44%
Diversified REITs: 0.83%
Armada Hoffler Properties, Inc.	2,102	21,525
Essential Properties Realty Trust, Inc.	2,569	55,567
Global Net Lease, Inc.	6,475	62,225
		139,317
The accompanying notes are an integral part of these financial statements.
16 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Health care REITs: 0.36%
CareTrust REIT, Inc.	2,093	$42,906
National Health Investors, Inc.	335	17,206
		60,112
Hotel & resort REITs: 1.65%
Braemar Hotels & Resorts, Inc.	11,666	32,315
DiamondRock Hospitality Co.	9,103	73,097
Hersha Hospitality Trust Class A	6,309	62,207
RLJ Lodging Trust	2,305	22,566
Ryman Hospitality Properties, Inc.	1,033	86,028
		276,213
Industrial REITs : 0.56%
STAG Industrial, Inc.	2,723	93,971
Real estate management & development: 0.28%
Newmark Group, Inc. Class A	7,166	46,077
Residential REITs : 0.65%
BRT Apartments Corp.	2,313	39,946
NexPoint Residential Trust, Inc.	2,136	68,736
		108,682
Retail REITs : 0.66%
Getty Realty Corp.	1,237	34,302
Urban Edge Properties	4,988	76,117
		110,419
Specialized REITs : 0.45%
Uniti Group, Inc.	15,881	74,958
Utilities: 2.36%
Electric utilities: 0.68%
Otter Tail Corp.	1,498	113,728
Gas utilities: 0.67%
Brookfield Infrastructure Corp. Class A	1,205	42,585
New Jersey Resources Corp.	1,736	70,533
		113,118
Independent power and renewable electricity producers: 0.28%
Clearway Energy, Inc. Class A	2,343	46,672
Multi-utilities: 0.45%
Black Hills Corp.	503	25,447
Northwestern Energy Group, Inc.	1,030	49,502
		74,949
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund  | 17

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Water utilities: 0.28%
Consolidated Water Co. Ltd.	1,638	$46,585
Total common stocks (Cost $14,193,724)		16,218,708

	Expiration date
Rights: 0.00%
Health care: 0.00%
Biotechnology: 0.00%
Aduro Biotech, Inc.♦†	10-2-2030	4,415	0
Life sciences tools & services: 0.00%
OmniAb, Inc. $12.50 Earnout shares♦†	11-2-2027	103	0
OmniAb, Inc. $15.00 Earnout shares♦†	11-2-2027	104	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 1.57%
Investment companies: 1.57%
Allspring Government Money Market Fund Select Class♠∞		5.27%	261,649	261,649
Total short-term investments (Cost $261,649)				261,649
Total investments in securities (Cost $14,455,373)	98.55%			16,480,357
Other assets and liabilities, net	1.45			242,863
Total net assets	100.00%			$16,723,220

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$292,998	$1,284,370	$(1,315,719)	$0	$0	$261,649	261,649	$7,946
The accompanying notes are an integral part of these financial statements.
18 | Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-mini Russell 2000 Index	29	12-15-2023	$271,704	$260,797	$0	$(10,907)
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund  | 19

Statement of assets and liabilities—September 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $14,193,724)	$16,218,708
Investments in affiliated securities, at value (cost $261,649)	261,649
Cash	1,289
Cash at broker segregated for futures contracts	33,640
Receivable for Fund shares sold	161,949
Receivable for dividends	12,409
Receivable from manager	8,068
Prepaid expenses and other assets	58,446
Total assets	16,756,158
Liabilities
Custody and accounting fees payable	15,894
Professional fees payable	7,606
Shareholder servicing fee payable	3,343
Payable for Fund shares redeemed	2,253
Administration fees payable	1,886
Payable for daily variation margin on open futures contracts	1,522
Accrued expenses and other liabilities	434
Total liabilities	32,938
Total net assets	$16,723,220
Net assets consist of
Paid-in capital	$13,291,978
Total distributable earnings	3,431,242
Total net assets	$16,723,220
Computation of net asset value and offering price per share
Net assets–Class A	$750,658
Shares outstanding–Class A1	66,324
Net asset value per share–Class A	$11.32
Maximum offering price per share – Class A2	$12.01
Net assets–Class R6	$197,568
Shares outstanding–Class R6[1]	17,743
Net asset value per share–Class R6	$11.13
Net assets–Administrator Class	$14,820,196
Shares outstanding–Administrator Class[1]	1,324,428
Net asset value per share–Administrator Class	$11.19
Net assets–Institutional Class	$954,798
Shares outstanding–Institutional Class[1]	85,609
Net asset value per share–Institutional Class	$11.15
1  The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Disciplined Small Cap Fund

Statement of operations—six months ended September 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $518)	$124,079
Income from affiliated securities	7,946
Interest	785
Total investment income	132,810
Expenses
Management fee	42,322
Administration fees
Class A	607
Class R6	31
Administrator Class	9,880
Institutional Class	605
Shareholder servicing fees
Class A	742
Administrator Class	18,999
Custody and accounting fees	1,197
Professional fees	26,784
Registration fees	30,336
Shareholder report expenses	8,175
Trustees’ fees and expenses	10,154
Other fees and expenses	6,750
Total expenses	156,582
Less: Fee waivers and/or expense reimbursements
Fund-level	(85,935)
Net expenses	70,647
Net investment income	62,163
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	334,493
Futures contracts	13,609
Net realized gains on investments	348,102
Net change in unrealized gains (losses) on
Unaffiliated securities	135,744
Futures contracts	(18,590)
Net change in unrealized gains (losses) on investments	117,154
Net realized and unrealized gains (losses) on investments	465,256
Net increase in net assets resulting from operations	$527,419
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund  | 21

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2023 (unaudited)		Year ended March 31, 2023
Operations
Net investment income		$62,163		$74,660
Net realized gains on investments		348,102		1,231,396
Net change in unrealized gains (losses) on investments		117,154		(3,123,590)
Net increase (decrease) in net assets resulting from operations		527,419		(1,817,534)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(607)
Class R6		0		(827)
Administrator Class		0		(36,866)
Institutional Class		0		(6,230)
Total distributions to shareholders		0		(44,530)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	17,257	195,417	15,260	157,891
Class R6	10,520	123,796	2,502	25,730
Administrator Class	13,084	146,713	90,405	976,883
Institutional Class	5,481	61,108	8,916	97,686
		527,034		1,258,190
Reinvestment of distributions
Class A	0	0	56	607
Class R6	0	0	78	827
Administrator Class	0	0	3,445	36,618
Institutional Class	0	0	590	6,230
		0		44,282
Payment for shares redeemed
Class A	(3,596)	(40,582)	(18,692)	(204,318)
Class R6	(11,170)	(126,855)	(4,449)	(44,697)
Administrator Class	(75,971)	(859,513)	(493,159)	(5,220,002)
Institutional Class	(2,384)	(26,827)	(28,806)	(301,809)
		(1,053,777)		(5,770,826)
Net decrease in net assets resulting from capital share transactions		(526,743)		(4,468,354)
Total increase (decrease) in net assets		676		(6,330,418)
Net assets
Beginning of period		16,722,544		23,052,962
End of period		$16,723,220		$16,722,544
The accompanying notes are an integral part of these financial statements.
22 | Allspring Disciplined Small Cap Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class A		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$10.98	$11.82	$11.67	$6.12	$8.39	$23.70
Net investment income (loss)	0.04 [2]	0.04	0.01 [2]	(0.05)[2]	(0.00)[2,3]	0.02
Net realized and unrealized gains (losses) on investments	0.30	(0.86)	0.14	5.60	(2.22)	(3.37)
Total from investment operations	0.34	(0.82)	0.15	5.55	(2.22)	(3.35)
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00	0.00	(0.05)	(0.04)
Net realized gains	0.00	(0.01)	0.00	0.00	0.00	(11.92)
Total distributions to shareholders	0.00	(0.02)	0.00	0.00	(0.05)	(11.96)
Net asset value, end of period	$11.32	$10.98	$11.82	$11.67	$6.12	$8.39
Total return[4]	3.10%	(7.01)%	1.29%	90.69%	(26.67)%	(11.52)%
Ratios to average net assets (annualized)
Gross expenses	1.94%	2.10%	1.74%	1.81%	1.40%	1.14%
Net expenses	0.92%	0.91%	0.91%	0.93%	0.93%	0.92%
Net investment income (loss)	0.64%	0.35%	0.05%	(0.53)%	(0.05)%	0.16%
Supplemental data
Portfolio turnover rate	23%	53%	39%	48%	67%	176%
Net assets, end of period (000s omitted)	$751	$578	$662	$991	$102	$34

[1]	For the period from July 31, 2018 (commencement of class operations) to March 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Amount is more than $(0.005).
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund  | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.78	$11.64	$11.45	$6.15	$8.50	$22.63
Net investment income	0.06 [1]	0.08 [1]	0.06 [1]	0.04 [1]	0.08 [1]	0.06
Net realized and unrealized gains (losses) on investments	0.29	(0.89)	0.14	5.51	(2.35)	(2.19)
Total from investment operations	0.35	(0.81)	0.20	5.55	(2.27)	(2.13)
Distributions to shareholders from
Net investment income	0.00	(0.04)	(0.01)	(0.25)	(0.08)	(0.08)
Net realized gains	0.00	(0.01)	0.00	0.00	0.00	(11.92)
Total distributions to shareholders	0.00	(0.05)	(0.01)	(0.25)	(0.08)	(12.00)
Net asset value, end of period	$11.13	$10.78	$11.64	$11.45	$6.15	$8.50
Total return[2]	3.25%	(6.98)%	1.76%	90.71%	(27.03)%	(6.75)%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.67%	1.32%	1.42%	0.89%	0.82%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.64%
Net investment income	1.12%	0.76%	0.49%	0.51%	0.95%	0.48%
Supplemental data
Portfolio turnover rate	23%	53%	39%	48%	67%	176%
Net assets, end of period (000s omitted)	$198	$198	$236	$155	$141	$4,014

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Disciplined Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.85	$11.73	$11.59	$6.10	$8.40	$22.53
Net investment income	0.04 [1]	0.06	0.02	0.02	0.02 [1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	0.30	(0.91)	0.14	5.47	(2.27)	(2.21)
Total from investment operations	0.34	(0.85)	0.16	5.49	(2.25)	(2.18)
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.02)	(0.00)[2]	(0.05)	(0.03)
Net realized gains	0.00	(0.01)	0.00	0.00	0.00	(11.92)
Total distributions to shareholders	0.00	(0.03)	(0.02)	(0.00)[2]	(0.05)	(11.95)
Net asset value, end of period	$11.19	$10.85	$11.73	$11.59	$6.10	$8.40
Total return[3]	3.13%	(7.28)%	1.37%	90.04%	(26.99)%	(7.01)%
Ratios to average net assets (annualized)
Gross expenses	1.87%	2.01%	1.67%	1.75%	1.25%	1.13%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.95%
Net investment income	0.72%	0.40%	0.12%	0.17%	0.27%	0.16%
Supplemental data
Portfolio turnover rate	23%	53%	39%	48%	67%	176%
Net assets, end of period (000s omitted)	$14,820	$15,055	$20,963	$24,318	$17,049	$49,911

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Small Cap Fund  | 25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.80	$11.71	$11.60	$6.10	$8.48	$22.61
Net investment income	0.05 [1]	0.07 [1]	0.04 [1]	0.04 [1]	0.06 [1]	0.07 [1]
Net realized and unrealized gains (losses) on investments	0.30	(0.90)	0.16	5.47	(2.28)	(2.22)
Total from investment operations	0.35	(0.83)	0.20	5.51	(2.22)	(2.15)
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.09)	(0.01)	(0.16)	(0.06)
Net realized gains	0.00	(0.01)	0.00	0.00	0.00	(11.92)
Total distributions to shareholders	0.00	(0.08)	(0.09)	(0.01)	(0.16)	(11.98)
Net asset value, end of period	$11.15	$10.80	$11.71	$11.60	$6.10	$8.48
Total return[2]	3.24%	(7.09)%	1.68%	90.34%	(26.80)%	(6.79)%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.76%	1.42%	1.51%	0.94%	0.89%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.71%
Net investment income	0.97%	0.65%	0.36%	0.47%	0.69%	0.41%
Supplemental data
Portfolio turnover rate	23%	53%	39%	48%	67%	176%
Net assets, end of period (000s omitted)	$955	$891	$1,192	$1,708	$1,586	$25,658

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Disciplined Small Cap Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the  Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.  Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles.
Allspring Disciplined Small Cap Fund  | 27

Notes to financial statements (unaudited)
Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2023, the aggregate cost of all investments for federal income tax purposes was $14,468,008 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,756,139
Gross unrealized losses	(1,754,697)
Net unrealized gains	$2,001,442
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
28 | Allspring Disciplined Small Cap Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$337,263	$0	$0	$337,263
Consumer discretionary	1,691,467	0	0	1,691,467
Consumer staples	554,189	0	0	554,189
Energy	1,342,948	0	0	1,342,948
Financials	2,562,750	0	0	2,562,750
Health care	2,544,034	0	0	2,544,034
Industrials	2,925,570	0	0	2,925,570
Information technology	2,256,883	0	0	2,256,883
Materials	698,803	0	0	698,803
Real estate	909,749	0	0	909,749
Utilities	395,052	0	0	395,052
Rights
Health care	0	0	0	0
Short-term investments
Investment companies	261,649	0	0	261,649
Total assets	$16,480,357	$0	$0	$16,480,357
Liabilities
Futures contracts	$10,907	$0	$0	$10,907
Total liabilities	$10,907	$0	$0	$10,907
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.500%
Next $4 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended September 30, 2023, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.
Allspring Disciplined Small Cap Fund  | 29

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A was 0.21% of its average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2024  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.92%
Class R6	0.50
Administrator Class	0.85
Institutional Class	0.60
Prior to June 30, 2023, the Fund’s expenses were capped at 0.93% for Class A shares.
Sales charges
Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), an affiliate of Allspring Funds Management, the principal underwriter, is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A shares for the six months ended September 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2023 were $3,908,218 and $4,384,698, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended September 30, 2023, the Fund entered into futures contracts for economic hedging purposes. The Fund had an average notional amount of $278,525 in long futures contracts during the six months ended September 30, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
30 | Allspring Disciplined Small Cap Fund

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2023, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Disciplined Small Cap Fund  | 31

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

32 | Allspring Disciplined Small Cap Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Disciplined Small Cap Fund  | 33

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34 | Allspring Disciplined Small Cap Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Disciplined Small Cap Fund  | 35

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Disciplined Small Cap Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

36 | Allspring Disciplined Small Cap Fund

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for the one- and five-year periods and in range of the average investment performance of the Universe for the three- and ten-year periods. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2000® Index, for one- and three-year periods, lower than the investment performance of its benchmark index for the five-year period, and in range of the investment performance of its benchmark index for the 10 year period.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Disciplined Small Cap Fund  | 37

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

38 | Allspring Disciplined Small Cap Fund

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring Disciplined Small Cap Fund  | 39

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-10042023-d4zgdzjb 11-23
SAR4335 09-23

Allspring Discovery Innovation Fund
Semi-Annual Report
September 30, 2023

The views expressed and any forward-looking statements are as of September 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Discovery Innovation Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Discovery Innovation Fund for the six-month period that ended September 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had mixed results, with U.S. stocks generally faring better than international equities. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 5.18%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.43% while the MSCI EM Index (Net) (USD),3 returned -2.05%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.05%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -6.07%, the Bloomberg Municipal Bond Index6 lost 4.05%, and the ICE BofA U.S. High Yield Index7 gained 2.21%.
Affected by high inflation and central bank rate hikes, markets were volatile.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Federal Reserve (Fed) and European Central Bank (ECB), which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Allspring Discovery Innovation Fund

Letter to shareholders (unaudited)
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent, higher-than-targeted inflation. As anticipated, the Fed did pause and held rates steady in September. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later this fall.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The Core U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It’s sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Discovery Innovation Fund  | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Discovery Innovation Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Discovery Innovation Fund  | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, Christopher J. Warner, CFA

Average annual total returns (%) as of September 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFSTX)	9-18-2000	6.81	5.88	12.83	13.38	7.14	13.50	1.30	1.22
Class C (WFTCX)	9-18-2000	11.50	6.36	12.84	12.50	6.36	12.84	2.05	1.97
Administrator Class (WFTDX)	7-30-2010	–	–	–	13.53	7.23	13.63	1.23	1.15
Institutional Class (WFTIX)[3]	10-31-2016	–	–	–	13.71	7.49	13.80	0.98	0.90
S&P 500 Index[4]	–	–	–	–	21.62	9.92	11.91	–	–
Russell 3000® Growth Index [5]	–	–	–	–	26.63	11.70	13.94	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across eleven sectors, the Fund’s holdings are concentrated primarily in technology related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.22% for Class A, 1.97% for Class C, 1.15% for Administrator Class and 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[4]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index. Effective August 1, 2023, the Fund has changed its primary benchmark from the
Russell 3000® Growth Index to the S&P 500 Index to more accurately reflect the revised strategy of the Fund.

[5]
The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values.
You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Funds that concentrate their investments in limited sectors, such as information technology, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to convertible securities risk, foreign investment risk, non-diversification risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Discovery Innovation Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of September 30, 2023[1]
Microsoft Corp.	8.74
Alphabet, Inc. Class C	6.84
Amazon.com, Inc.	5.66
Visa, Inc. Class A	5.32
Apple, Inc.	2.98
UnitedHealth Group, Inc.	2.82
HubSpot, Inc.	2.56
Chipotle Mexican Grill, Inc. Class A	2.40
Progressive Corp.	2.36
CCC Intelligent Solutions Holdings, Inc.	2.29

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of September 30, 2023[1]

38%
Information technology
16%
Financials
14%
Health care
13%
Communication services
12%
Consumer discretionary
7%
Industrials

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Discovery Innovation Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2023 to September 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2023	Ending account value 9-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,030.10	$6.16	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.12	1.22%
Class C
Actual	$1,000.00	$1,026.60	$9.98	1.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.02	$9.92	1.98%
Administrator Class
Actual	$1,000.00	$1,030.70	$5.81	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.77	1.15%
Institutional Class
Actual	$1,000.00	$1,031.90	$4.55	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Discovery Innovation Fund

Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.62%
Communication services: 12.72%
Entertainment: 3.62%
Spotify Technology SA†	39,950	$6,177,868
Warner Music Group Corp. Class A	256,478	8,053,409
		14,231,277
Interactive media & services: 7.63%
Alphabet, Inc. Class C†	204,205	26,924,429
ZoomInfo Technologies, Inc. Class A†	189,281	3,104,209
		30,028,638
Media: 1.47%
Trade Desk, Inc. Class A†	74,020	5,784,663
Consumer discretionary: 12.13%
Broadline retail: 9.73%
Amazon.com, Inc.†	175,179	22,268,755
Global-E Online Ltd.†	197,738	7,858,108
MercadoLibre, Inc.†	6,438	8,162,611
		38,289,474
Hotels, restaurants & leisure: 2.40%
Chipotle Mexican Grill, Inc. Class A†	5,154	9,441,252
Financials: 16.49%
Capital markets: 5.60%
MSCI, Inc. Class A	12,723	6,527,917
S&P Global, Inc.	21,370	7,808,812
Tradeweb Markets, Inc. Class A	96,238	7,718,287
		22,055,016
Financial services: 8.53%
Adyen NV ADR†	674,027	4,987,800
Fiserv, Inc.†	67,531	7,628,302
Visa, Inc. Class A	91,075	20,948,160
		33,564,262
Insurance: 2.36%
Progressive Corp.	66,645	9,283,649
Health care: 13.72%
Biotechnology: 1.97%
Exact Sciences Corp.†	113,536	7,745,426
Health care equipment & supplies: 3.57%
DexCom, Inc.†	86,501	8,070,543
Intuitive Surgical, Inc.†	20,484	5,987,268
		14,057,811
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Innovation Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Health care providers & services: 4.43%
HealthEquity, Inc.†	86,967	$6,352,939
UnitedHealth Group, Inc.	22,003	11,093,693
		17,446,632
Health care technology: 1.98%
Veeva Systems, Inc. Class A†	38,329	7,798,035
Life sciences tools & services: 1.77%
Bio-Techne Corp.	102,113	6,950,832
Industrials: 6.97%
Commercial services & supplies: 2.09%
Rollins, Inc.	220,756	8,240,822
Electrical equipment: 0.57%
Vertiv Holdings Co.	60,241	2,240,965
Ground transportation: 2.13%
JB Hunt Transport Services, Inc.	44,452	8,380,091
Professional services: 2.18%
WNS Holdings Ltd. ADR†	125,416	8,585,979
Information technology: 37.59%
Communications equipment: 1.93%
Motorola Solutions, Inc.	27,998	7,622,176
Electronic equipment, instruments & components: 2.73%
Teledyne Technologies, Inc.†	20,681	8,449,843
Zebra Technologies Corp. Class A†	9,698	2,293,868
		10,743,711
IT services: 5.66%
Gartner, Inc.†	23,347	8,022,262
Globant SA†	41,413	8,193,562
MongoDB, Inc. Class A†	17,495	6,050,821
		22,266,645
Semiconductors & semiconductor equipment: 4.66%
Advanced Micro Devices, Inc.†	75,798	7,793,550
Enphase Energy, Inc.†	16,988	2,041,108
Impinj, Inc.†	31,394	1,727,612
Monolithic Power Systems, Inc.	14,703	6,792,786
		18,355,056
Software: 19.63%
BILL Holdings, Inc.†	18,675	2,027,545
CCC Intelligent Solutions Holdings, Inc.†	676,321	9,028,885
Crowdstrike Holdings, Inc. Class A†	52,620	8,807,536
Fair Isaac Corp.†	4,585	3,982,210
HubSpot, Inc.†	20,422	10,057,835
The accompanying notes are an integral part of these financial statements.
10 | Allspring Discovery Innovation Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Software(continued)
Microsoft Corp.	108,922	$34,392,121
Tyler Technologies, Inc.†	23,192	8,955,359
		77,251,491
Technology hardware, storage & peripherals: 2.98%
Apple, Inc.	68,513	11,730,111
Total common stocks (Cost $313,572,748)		392,094,014

		Yield
Short-term investments: 0.49%
Investment companies: 0.49%
Allspring Government Money Market Fund Select Class♠∞		5.27%	1,945,716	1,945,716
Total short-term investments (Cost $1,945,716)				1,945,716
Total investments in securities (Cost $315,518,464)	100.11%			394,039,730
Other assets and liabilities, net	(0.11)			(432,359)
Total net assets	100.00%			$393,607,371

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,241,903	$29,150,739	$(36,446,926)	$0	$0	$1,945,716	1,945,716	$133,599
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Innovation Fund  | 11

Statement of assets and liabilities—September 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $313,572,748)	$392,094,014
Investments in affiliated securities, at value (cost $1,945,716)	1,945,716
Cash	292
Receivable for Fund shares sold	121,028
Receivable for dividends	68,620
Prepaid expenses and other assets	91,067
Total assets	394,320,737
Liabilities
Management fee payable	248,484
Payable for Fund shares redeemed	136,963
Shareholder servicing fees payable	80,511
Administration fees payable	66,995
Custody and accounting fees payable	36,523
Distribution fee payable	2,969
Accrued expenses and other liabilities	140,921
Total liabilities	713,366
Total net assets	$393,607,371
Net assets consist of
Paid-in capital	$352,696,710
Total distributable earnings	40,910,661
Total net assets	$393,607,371
Computation of net asset value and offering price per share
Net assets–Class A	$356,886,980
Shares outstanding–Class A1	38,650,588
Net asset value per share–Class A	$9.23
Maximum offering price per share – Class A2	$9.79
Net assets–Class C	$4,516,843
Shares outstanding–Class C1	1,062,002
Net asset value per share–Class C	$4.25
Net assets–Administrator Class	$6,243,671
Shares outstanding–Administrator Class[1]	642,009
Net asset value per share–Administrator Class	$9.73
Net assets–Institutional Class	$25,959,877
Shares outstanding–Institutional Class[1]	2,590,476
Net asset value per share–Institutional Class	$10.02
1  The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Discovery Innovation Fund

Statement of operations—six months ended September 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends	$650,739
Income from affiliated securities	133,599
Interest	292
Total investment income	784,630
Expenses
Management fee	1,639,285
Administration fees
Class A	379,142
Class C	5,164
Administrator Class	4,276
Institutional Class	18,143
Shareholder servicing fees
Class A	462,340
Class C	6,276
Administrator Class	8,207
Distribution fee
Class C	18,827
Custody and accounting fees	1,821
Professional fees	30,809
Registration fees	34,997
Shareholder report expenses	14,769
Trustees’ fees and expenses	12,584
Other fees and expenses	5,547
Total expenses	2,642,187
Less: Fee waivers and/or expense reimbursements
Fund-level	(143,546)
Class A	(16,371)
Administrator Class	(265)
Institutional Class	(1,188)
Net expenses	2,480,817
Net investment loss	(1,696,187)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	8,973,471
Net change in unrealized gains (losses) on
Unaffiliated securities	5,421,641
Foreign currency and foreign currency translations	(542)
Net change in unrealized gains (losses) on investments	5,421,099
Net realized and unrealized gains (losses) on investments	14,394,570
Net increase in net assets resulting from operations	$12,698,383
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Innovation Fund  | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2023 (unaudited)		Year ended March 31, 2023
Operations
Net investment loss		$(1,696,187)		$(3,521,868)
Net realized gains (losses) on investments		8,973,471		(34,236,670)
Net change in unrealized gains (losses) on investments		5,421,099		(95,863,238)
Net increase (decrease) in net assets resulting from operations		12,698,383		(133,621,776)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(77,771,985)
Class C		0		(2,125,424)
Administrator Class		0		(1,410,630)
Institutional Class		0		(6,753,501)
Total distributions to shareholders		0		(88,061,540)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	435,190	4,116,179	852,022	8,699,357
Class C	18,127	75,632	61,306	290,149
Administrator Class	71,338	696,992	83,471	914,122
Institutional Class	122,648	1,254,580	348,109	3,826,959
		6,143,383		13,730,587
Reinvestment of distributions
Class A	0	0	8,944,591	74,508,445
Class C	0	0	549,256	2,120,127
Administrator Class	0	0	158,499	1,390,039
Institutional Class	0	0	741,739	6,690,485
		0		84,709,096
Payment for shares redeemed
Class A	(2,259,139)	(21,365,831)	(5,446,007)	(54,863,931)
Class C	(269,035)	(1,160,993)	(452,426)	(2,496,526)
Administrator Class	(97,507)	(962,134)	(245,670)	(2,560,384)
Institutional Class	(518,494)	(5,245,969)	(2,392,279)	(26,303,223)
		(28,734,927)		(86,224,064)
Net increase (decrease) in net assets resulting from capital share transactions		(22,591,544)		12,215,619
Total decrease in net assets		(9,893,161)		(209,467,697)
Net assets
Beginning of period		403,500,532		612,968,229
End of period		$393,607,371		$403,500,532
The accompanying notes are an integral part of these financial statements.
14 | Allspring Discovery Innovation Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.96	$14.58	$18.55	$12.08	$13.33	$14.08
Net investment loss	(0.04)[1]	(0.09)[1]	(0.19)[1]	(0.16)	(0.11)	(0.11)
Net realized and unrealized gains (losses) on investments	0.31	(3.21)	1.04	9.44	(0.01)	2.06
Total from investment operations	0.27	(3.30)	0.85	9.28	(0.12)	1.95
Distributions to shareholders from
Net realized gains	0.00	(2.32)	(4.82)	(2.81)	(1.13)	(2.70)
Net asset value, end of period	$9.23	$8.96	$14.58	$18.55	$12.08	$13.33
Total return[2]	3.01%	(21.42)%	1.26%	77.67%	(1.31)%	16.80%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.34%	1.34%	1.35%	1.39%	1.40%
Net expenses	1.22%	1.25%	1.33%	1.34%	1.37%	1.39%
Net investment loss	(0.84)%	(0.81)%	(1.02)%	(0.98)%	(0.80)%	(0.77)%
Supplemental data
Portfolio turnover rate	27%	117%	93%	146%	149%	107%
Net assets, end of period (000s omitted)	$356,887	$362,754	$526,555	$575,422	$344,949	$401,990

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Innovation Fund  | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$4.14	$8.51	$12.64	$8.80	$10.09	$11.38
Net investment loss	(0.03)[1]	(0.09)[1]	(0.21)[1]	(0.17)	(0.16)[1]	(0.17)[1]
Net realized and unrealized gains (losses) on investments	0.14	(1.96)	0.90	6.82	(0.00)[2]	1.58
Total from investment operations	0.11	(2.05)	0.69	6.65	(0.16)	1.41
Distributions to shareholders from
Net realized gains	0.00	(2.32)	(4.82)	(2.81)	(1.13)	(2.70)
Net asset value, end of period	$4.25	$4.14	$8.51	$12.64	$8.80	$10.09
Total return[3]	2.66%	(22.09)%	0.51%	76.67%	(2.15)%	16.01%
Ratios to average net assets (annualized)
Gross expenses	2.05%	2.08%	2.09%	2.10%	2.14%	2.15%
Net expenses	1.98%	2.02%	2.09%	2.10%	2.13%	2.14%
Net investment loss	(1.59)%	(1.57)%	(1.79)%	(1.75)%	(1.57)%	(1.52)%
Supplemental data
Portfolio turnover rate	27%	117%	93%	146%	149%	107%
Net assets, end of period (000s omitted)	$4,517	$5,441	$9,822	$12,017	$8,035	$11,615

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Discovery Innovation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.44	$15.17	$19.13	$12.40	$13.65	$14.34
Net investment loss	(0.04)[1]	(0.08)[1]	(0.18)[1]	(0.16)	(0.10)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	0.33	(3.33)	1.04	9.70	(0.02)	2.10
Total from investment operations	0.29	(3.41)	0.86	9.54	(0.12)	2.01
Distributions to shareholders from
Net realized gains	0.00	(2.32)	(4.82)	(2.81)	(1.13)	(2.70)
Net asset value, end of period	$9.73	$9.44	$15.17	$19.13	$12.40	$13.65
Total return[2]	3.07%	(21.30)%	1.28%	77.92%	(1.28)%	17.02%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.26%	1.27%	1.27%	1.31%	1.32%
Net expenses	1.15%	1.19%	1.26%	1.27%	1.28%	1.29%
Net investment loss	(0.77)%	(0.74)%	(0.95)%	(0.91)%	(0.71)%	(0.65)%
Supplemental data
Portfolio turnover rate	27%	117%	93%	146%	149%	107%
Net assets, end of period (000s omitted)	$6,244	$6,305	$10,192	$9,636	$11,873	$22,480

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Innovation Fund  | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.71	$15.48	$19.39	$12.51	$13.73	$14.37
Net investment loss	(0.03)[1]	(0.06)[1]	(0.13)	(0.12)	(0.07)	(0.07)
Net realized and unrealized gains (losses) on investments	0.34	(3.39)	1.04	9.81	(0.02)	2.13
Total from investment operations	0.31	(3.45)	0.91	9.69	(0.09)	2.06
Distributions to shareholders from
Net realized gains	0.00	(2.32)	(4.82)	(2.81)	(1.13)	(2.70)
Net asset value, end of period	$10.02	$9.71	$15.48	$19.39	$12.51	$13.73
Total return[2]	3.19%	(21.13)%	1.53%	78.30%	(1.05)%	17.25%
Ratios to average net assets (annualized)
Gross expenses	0.98%	1.01%	1.01%	1.02%	1.06%	1.07%
Net expenses	0.90%	0.95%	1.01%	1.02%	1.03%	1.04%
Net investment loss	(0.52)%	(0.50)%	(0.71)%	(0.66)%	(0.47)%	(0.42)%
Supplemental data
Portfolio turnover rate	27%	117%	93%	146%	149%	107%
Net assets, end of period (000s omitted)	$25,960	$29,001	$66,399	$85,664	$48,504	$51,223

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Discovery Innovation Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery Innovation Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Discovery Innovation Fund  | 19

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2023, the aggregate cost of all investments for federal income tax purposes was $316,824,085 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$96,193,858
Gross unrealized losses	(18,978,213)
Net unrealized gains	$77,215,645
As of March 31, 2023, the Fund had capital loss carry forwards which consisted of $37,920,845 in short-term capital losses. The Fund also had a qualified late-year ordinary loss of $769,024 which was be recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$50,044,578	$0	$0	$50,044,578
Consumer discretionary	47,730,726	0	0	47,730,726
Financials	64,902,927	0	0	64,902,927
Health care	53,998,736	0	0	53,998,736
Industrials	27,447,857	0	0	27,447,857
Information technology	147,969,190	0	0	147,969,190
Short-term investments
Investment companies	1,945,716	0	0	1,945,716
Total assets	$394,039,730	$0	$0	$394,039,730
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended September 2023, the Fund did not have transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services
20 | Allspring Discovery Innovation Fund

Notes to financial statements (unaudited)
under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the six months ended September 30, 2023, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2024  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.22%
Class C	1.97
Administrator Class	1.15
Institutional Class	0.90
Prior to June 30, 2023, the Fund’s expenses were capped at 1.23% for Class A shares and 1.98% for Class C shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
Allspring Discovery Innovation Fund  | 21

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2023, Allspring Funds Distributor received $1,134 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2023 were $109,875,114 and $127,141,261, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Discovery Innovation Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Discovery Innovation Fund  | 23

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

24 | Allspring Discovery Innovation Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Discovery Innovation Fund  | 25

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

26 | Allspring Discovery Innovation Fund

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Discovery Innovation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Discovery Innovation Fund  | 27

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review except for the one-year period. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 3000® Growth Index, for one- and three-year periods, in range of the investment performance of its benchmark index for the five-year period and higher than the performance of its benchmark index for the ten-year period. The Board noted that the Sub-Adviser had taken over responsibilities for the Fund in July 2022 and that the performance record for periods prior to that date were from the Fund’s prior sub-adviser.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class. The Board noted Allspring Funds Management had agreed to reduce the net operating expense caps for Class A shares.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

28 | Allspring Discovery Innovation Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Discovery Innovation Fund  | 29

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

30 | Allspring Discovery Innovation Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-10042023-lgdahwll 11-23
SAR1600 09-23

Allspring Discovery Small Cap Growth Fund
Semi-Annual Report
September 30, 2023

The views expressed and any forward-looking statements are as of September 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Discovery Small Cap Growth Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Discovery Small Cap Growth Fund for the six-month period that ended September 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had mixed results, with U.S. stocks generally faring better than international equities. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 5.18%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.43% while the MSCI EM Index (Net) (USD),3 returned -2.05%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.05%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -6.07%, the Bloomberg Municipal Bond Index6 lost 4.05%, and the ICE BofA U.S. High Yield Index7 gained 2.21%.
Affected by high inflation and central bank rate hikes, markets were volatile.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Federal Reserve (Fed) and European Central Bank (ECB), which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Allspring Discovery Small Cap Growth Fund

Letter to shareholders (unaudited)
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent, higher-than-targeted inflation. As anticipated, the Fed did pause and held rates steady in September. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later this fall.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The Core U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It’s sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Discovery Small Cap Growth Fund  | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Discovery Small Cap Growth Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Discovery Small Cap Growth Fund  | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA, Christopher J. Warner, CFA

Average annual total returns (%) as of September 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EGWAX)	6-5-1995	-1.74	1.36	5.61	4.26	2.57	6.24	1.50	1.22
Class C (EGWCX)	7-30-2010	2.47	1.82	5.62	3.47	1.82	5.62	2.25	1.97
Class R6 (EGWRX)[3]	5-29-2020	–	–	–	4.73	2.97	6.63	1.08	0.80
Administrator Class (EGWDX)	7-30-2010	–	–	–	4.31	2.92	6.51	1.43	1.15
Institutional Class (EGRYX)	11-19-1997	–	–	–	4.60	2.89	6.59	1.18	0.90
Russell 2000® Growth Index[4]	–	–	–	–	9.59	1.55	6.72	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.22% for Class A, 1.97% for Class C, 0.80% for Class R6, 1.15% for Administrator Class and 0.90% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Discovery Small Cap Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2023[1]
HealthEquity, Inc.	3.48
Casella Waste Systems, Inc. Class A	2.66
Tetra Tech, Inc.	2.59
Wingstop, Inc.	2.31
Games Workshop Group PLC	2.26
Saia, Inc.	2.25
CCC Intelligent Solutions Holdings, Inc.	2.22
SiteOne Landscape Supply, Inc.	2.17
WNS Holdings Ltd.	2.09
MGP Ingredients, Inc.	2.06

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of September 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Discovery Small Cap Growth Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2023 to September 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2023	Ending account value 9-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$963.70	$5.96	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.12	1.22%
Class C
Actual	$1,000.00	$960.60	$9.60	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.07	$9.87	1.97%
Class R6
Actual	$1,000.00	$966.80	$3.91	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02	0.80%
Administrator Class
Actual	$1,000.00	$964.70	$5.62	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.77	1.15%
Institutional Class
Actual	$1,000.00	$966.00	$4.40	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Discovery Small Cap Growth Fund

Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.74%
Communication services: 3.35%
Entertainment: 1.88%
Liberty Media Corp.-Liberty Live Class C†	23,793	$763,755
TKO Group Holdings, Inc.	13,956	1,173,142
		1,936,897
Interactive media & services: 1.47%
IAC, Inc.†	29,877	1,505,502
Consumer discretionary: 7.67%
Broadline retail: 1.41%
Global-E Online Ltd.†	36,457	1,448,801
Hotels, restaurants & leisure: 4.00%
Papa John’s International, Inc.	25,511	1,740,360
Wingstop, Inc.	13,197	2,373,349
		4,113,709
Leisure products: 2.26%
Games Workshop Group PLC	18,018	2,323,683
Consumer staples: 4.90%
Beverages: 2.06%
MGP Ingredients, Inc.	20,083	2,118,355
Personal care products: 2.84%
BellRing Brands, Inc.†	39,125	1,613,124
Coty, Inc. Class A†	119,154	1,307,119
		2,920,243
Energy: 1.98%
Energy equipment & services: 1.98%
Noble Corp. PLC	24,303	1,230,947
Transocean Ltd.†	97,832	803,201
		2,034,148
Financials: 4.12%
Capital markets: 1.67%
Morningstar, Inc.	7,345	1,720,492
Financial services: 2.45%
Shift4 Payments, Inc. Class A†	26,171	1,449,088
StoneCo Ltd. Class A†	100,762	1,075,131
		2,524,219
Health care: 20.89%
Biotechnology: 3.37%
Ascendis Pharma AS ADR†	7,687	719,811
CRISPR Therapeutics AG†	7,033	319,228
Geron Corp.†	151,998	322,236
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Biotechnology(continued)
Halozyme Therapeutics, Inc.†	36,868	$1,408,357
Natera, Inc.†	15,811	699,637
		3,469,269
Health care equipment & supplies: 9.36%
Axonics, Inc.†	18,920	1,061,790
Inari Medical, Inc.†	24,614	1,609,755
Inspire Medical Systems, Inc.†	5,681	1,127,338
iRhythm Technologies, Inc.†	15,884	1,497,226
Lantheus Holdings, Inc.†	20,591	1,430,663
PROCEPT BioRobotics Corp.†	23,199	761,159
Shockwave Medical, Inc.†	6,286	1,251,543
TransMedics Group, Inc.†	16,145	883,939
		9,623,413
Health care providers & services: 5.42%
HealthEquity, Inc.†	48,977	3,577,770
Option Care Health, Inc.†	61,895	2,002,303
		5,580,073
Life sciences tools & services: 2.74%
MaxCyte, Inc.†	142,881	445,789
Repligen Corp.†	5,263	836,869
Stevanato Group SpA	51,517	1,531,085
		2,813,743
Industrials: 25.91%
Aerospace & defense: 1.15%
Axon Enterprise, Inc.†	5,947	1,183,393
Building products: 2.43%
AAON, Inc.	21,220	1,206,781
Advanced Drainage Systems, Inc.	11,348	1,291,743
		2,498,524
Commercial services & supplies: 5.25%
Casella Waste Systems, Inc. Class A†	35,931	2,741,535
Tetra Tech, Inc.	17,494	2,659,613
		5,401,148
Electrical equipment: 3.24%
Allient, Inc.	43,184	1,335,249
Shoals Technologies Group, Inc. Class A†	61,275	1,118,269
Vertiv Holdings Co.	23,655	879,966
		3,333,484
Ground transportation: 2.25%
Saia, Inc.†	5,801	2,312,569
The accompanying notes are an integral part of these financial statements.
10 | Allspring Discovery Small Cap Growth Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Machinery: 3.15%
ESCO Technologies, Inc.	14,691	$1,534,328
RBC Bearings, Inc.†	7,281	1,704,701
		3,239,029
Professional services: 3.82%
ICF International, Inc.	14,772	1,784,606
WNS Holdings Ltd. ADR†	31,344	2,145,810
		3,930,416
Trading companies & distributors: 4.62%
Applied Industrial Technologies, Inc.	12,252	1,894,282
SiteOne Landscape Supply, Inc.†	13,631	2,227,987
Xometry, Inc. Class A†	37,032	628,803
		4,751,072
Information technology: 22.54%
Electronic equipment, instruments & components: 4.95%
Littelfuse, Inc.	6,225	1,539,567
Nayax Ltd.†	39,656	915,114
nLight, Inc.†	74,822	778,149
Novanta, Inc.†	12,997	1,864,290
		5,097,120
IT services: 2.62%
Endava PLC ADR†	25,936	1,487,430
Keywords Studios PLC	63,898	1,206,071
		2,693,501
Semiconductors & semiconductor equipment: 4.44%
Allegro MicroSystems, Inc.†	13,403	428,092
Axcelis Technologies, Inc.†	6,316	1,029,824
Impinj, Inc.†	13,405	737,677
indie Semiconductor, Inc. Class A†	86,844	547,117
Lattice Semiconductor Corp.†	11,493	987,594
SiTime Corp.†	7,297	833,682
		4,563,986
Software: 10.53%
BILL Holdings, Inc.†	10,782	1,170,602
CCC Intelligent Solutions Holdings, Inc.†	171,153	2,284,892
Clearwater Analytics Holdings, Inc. Class A†	66,191	1,280,134
Confluent, Inc. Class A†	31,316	927,267
Descartes Systems Group, Inc.†	10,683	783,918
Olo, Inc. Class A†	124,469	754,282
PagerDuty, Inc.†	32,475	730,363
Sprout Social, Inc. Class A†	25,057	1,249,843
Workiva, Inc.†	16,347	1,656,605
		10,837,906
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund  | 11

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Materials: 2.99%
Chemicals: 0.35%
Aspen Aerogels, Inc.†	42,211	$363,014
Metals & mining: 2.64%
ATI, Inc.†	39,422	1,622,215
Carpenter Technology Corp.	16,207	1,089,273
		2,711,488
Real estate: 3.39%
Industrial REITs : 2.00%
Rexford Industrial Realty, Inc.	41,616	2,053,750
Real estate management & development: 1.39%
DigitalBridge Group, Inc.	81,711	1,436,479
Total common stocks (Cost $89,766,129)		100,539,426

		Yield
Short-term investments: 2.11%
Investment companies: 2.11%
Allspring Government Money Market Fund Select Class♠∞		5.27%	2,167,890	2,167,890
Total short-term investments (Cost $2,167,890)				2,167,890
Total investments in securities (Cost $91,934,019)	99.85%			102,707,316
Other assets and liabilities, net	0.15			159,201
Total net assets	100.00%			$102,866,517

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,883,609	$13,838,316	$(15,554,035)	$0	$0	$2,167,890	2,167,890	$81,079
The accompanying notes are an integral part of these financial statements.
12 | Allspring Discovery Small Cap Growth Fund

Statement of assets and liabilities—September 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $89,766,129)	$100,539,426
Investments in affiliated securities, at value (cost $2,167,890)	2,167,890
Foreign currency, at value (cost $377)	342
Receivable for investments sold	1,324,638
Receivable for dividends	42,648
Receivable for Fund shares sold	31,221
Prepaid expenses and other assets	102,454
Total assets	104,208,619
Liabilities
Payable for investments purchased	1,034,784
Payable for Fund shares redeemed	210,921
Management fee payable	51,122
Administration fees payable	15,652
Distribution fee payable	236
Accrued expenses and other liabilities	29,387
Total liabilities	1,342,102
Total net assets	$102,866,517
Net assets consist of
Paid-in capital	$121,344,140
Total distributable loss	(18,477,623)
Total net assets	$102,866,517
Computation of net asset value and offering price per share
Net assets–Class A	$67,212,263
Shares outstanding–Class A1	6,174,970
Net asset value per share–Class A	$10.88
Maximum offering price per share – Class A2	$11.54
Net assets–Class C	$367,371
Shares outstanding–Class C1	43,064
Net asset value per share–Class C	$8.53
Net assets–Class R6	$1,620,218
Shares outstanding–Class R6[1]	113,636
Net asset value per share–Class R6	$14.26
Net assets–Administrator Class	$279,464
Shares outstanding–Administrator Class[1]	20,452
Net asset value per share–Administrator Class	$13.66
Net assets–Institutional Class	$33,387,201
Shares outstanding–Institutional Class[1]	2,350,730
Net asset value per share–Institutional Class	$14.20
1  The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund  | 13

Statement of operations—six months ended September 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $473)	$240,079
Income from affiliated securities	81,079
Interest	5
Total investment income	321,163
Expenses
Management fee	469,035
Administration fees
Class A	73,626
Class C	404
Class R6	256
Administrator Class	206
Institutional Class	23,440
Shareholder servicing fees
Class A	89,850
Class C	476
Administrator Class	397
Distribution fee
Class C	1,428
Custody and accounting fees	6,569
Professional fees	29,392
Registration fees	34,711
Shareholder report expenses	14,338
Trustees’ fees and expenses	7,953
Other fees and expenses	4,632
Total expenses	756,713
Less: Fee waivers and/or expense reimbursements
Fund-level	(137,897)
Class A	(2,465)
Class R6	(62)
Administrator Class	(8)
Institutional Class	(1,242)
Net expenses	615,039
Net investment loss	(293,876)
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(7,627,974)
Foreign currency and foreign currency translations	(775)
Net realized losses on investments	(7,628,749)
Net change in unrealized gains (losses) on
Unaffiliated securities	4,244,085
Foreign currency and foreign currency translations	(31)
Net change in unrealized gains (losses) on investments	4,244,054
Net realized and unrealized gains (losses) on investments	(3,384,695)
Net decrease in net assets resulting from operations	$(3,678,571)
The accompanying notes are an integral part of these financial statements.
14 | Allspring Discovery Small Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2023 (unaudited)		Year ended March 31, 2023
Operations
Net investment loss		$(293,876)		$(875,638)
Net realized losses on investments		(7,628,749)		(20,669,864)
Net change in unrealized gains (losses) on investments		4,244,054		(2,931,845)
Net decrease in net assets resulting from operations		(3,678,571)		(24,477,347)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,519,827)
Class C		0		(45,155)
Class R6		0		(108,808)
Administrator Class		0		(20,581)
Institutional Class		0		(1,746,787)
Total distributions to shareholders		0		(7,441,158)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	65,991	752,405	171,589	1,959,895
Class C	800	6,750	3,700	35,148
Class R6	32,106	476,688	97,894	1,465,007
Administrator Class	410	5,842	5,272	76,430
Institutional Class	174,665	2,565,911	981,253	14,156,439
		3,807,596		17,692,919
Reinvestment of distributions
Class A	0	0	500,006	5,395,069
Class C	0	0	5,306	45,155
Class R6	0	0	7,722	108,808
Administrator Class	0	0	1,465	19,840
Institutional Class	0	0	124,264	1,744,660
		0		7,313,532
Payment for shares redeemed
Class A	(417,443)	(4,737,621)	(970,262)	(11,385,102)
Class C	(6,533)	(58,010)	(26,378)	(253,923)
Class R6	(27,719)	(407,461)	(110,816)	(1,602,419)
Administrator Class	(4,796)	(69,455)	(9,494)	(148,800)
Institutional Class	(301,450)	(4,474,917)	(581,429)	(8,777,481)
		(9,747,464)		(22,167,725)
Net increase (decrease) in net assets resulting from capital share transactions		(5,939,868)		2,838,726
Total decrease in net assets		(9,618,439)		(29,079,779)
Net assets
Beginning of period		112,484,956		141,564,735
End of period		$102,866,517		$112,484,956
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund  | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.29	$14.82	$21.39	$11.00	$13.28	$15.32
Net investment loss	(0.04)[1]	(0.10)[1]	(0.21)[1]	(0.18)[1]	(0.10)[1]	(0.11)[1]
Net realized and unrealized gains (losses) on investments	(0.37)	(2.55)	(2.94)	11.09	(1.27)	2.17
Total from investment operations	(0.41)	(2.65)	(3.15)	10.91	(1.37)	2.06
Distributions to shareholders from
Net realized gains	0.00	(0.88)	(3.42)	(0.52)	(0.91)	(4.10)
Net asset value, end of period	$10.88	$11.29	$14.82	$21.39	$11.00	$13.28
Total return[2]	(3.63)%	(17.58)%	(17.57)%	99.31%	(11.52)%	17.46%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.51%	1.44%	1.47%	1.52%	1.51%
Net expenses	1.22%	1.23%	1.23%	1.23%	1.23%	1.23%
Net investment loss	(0.64)%	(0.88)%	(1.03)%	(0.99)%	(0.74)%	(0.74)%
Supplemental data
Portfolio turnover rate	21%	44%	55%	55%	63%	155%
Net assets, end of period (000s omitted)	$67,212	$73,660	$101,163	$132,937	$66,472	$86,006

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Discovery Small Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.88	$11.99	$18.08	$9.39	$11.55	$13.94
Net investment loss	(0.06)[1]	(0.15)[1]	(0.31)[1]	(0.28)[1]	(0.18)[1]	(0.20)[1]
Payment from affiliate	0.00	0.00	0.00	0.01	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.29)	(2.08)	(2.36)	9.48	(1.07)	1.91
Total from investment operations	(0.35)	(2.23)	(2.67)	9.21	(1.25)	1.71
Distributions to shareholders from
Net realized gains	0.00	(0.88)	(3.42)	(0.52)	(0.91)	(4.10)
Net asset value, end of period	$8.53	$8.88	$11.99	$18.08	$9.39	$11.55
Total return[2]	(3.94)%	(18.25)%	(18.16)%	98.22%[3]	(12.30)%	16.69%
Ratios to average net assets (annualized)
Gross expenses	2.20%	2.18%	2.18%	2.20%	2.26%	2.26%
Net expenses	1.97%	1.97%	1.98%	1.98%	1.98%	1.98%
Net investment loss	(1.40)%	(1.62)%	(1.79)%	(1.74)%	(1.49)%	(1.48)%
Supplemental data
Portfolio turnover rate	21%	44%	55%	55%	63%	155%
Net assets, end of period (000s omitted)	$367	$433	$793	$1,569	$395	$349

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended March 31, 2021, the Fund received a payment from an affiliate which had an impact of 0.09% on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund  | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class R6		2023	2022	2021[1]
Net asset value, beginning of period	$14.75	$18.95	$26.29	$17.87
Net investment loss	(0.02)[2]	(0.07)[2]	(0.14)[2]	(0.11)[2]
Net realized and unrealized gains (losses) on investments	(0.47)	(3.25)	(3.78)	9.05
Total from investment operations	(0.49)	(3.32)	(3.92)	8.94
Distributions to shareholders from
Net realized gains	0.00	(0.88)	(3.42)	(0.52)
Net asset value, end of period	$14.26	$14.75	$18.95	$26.29
Total return[3]	(3.32)%	(17.28)%	(17.21)%	50.11%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.09%	1.02%	1.03%
Net expenses	0.80%	0.80%	0.80%	0.80%
Net investment loss	(0.22)%	(0.45)%	(0.58)%	(0.54)%
Supplemental data
Portfolio turnover rate	21%	44%	55%	55%
Net assets, end of period (000s omitted)	$1,620	$1,612	$2,169	$454

[1]	For the period from May 29, 2020 (commencement of class operations) to March 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Discovery Small Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.16	$18.26	$25.54	$12.91	$15.43	$17.14
Net investment loss	(0.04)[1]	(0.12)[1]	(0.22)[1]	(0.20)[1]	(0.11)[1]	(0.11)[1]
Payment from affiliate	0.00	0.00	0.00	0.11	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.46)	(3.10)	(3.64)	13.24	(1.50)	2.50
Total from investment operations	(0.50)	(3.22)	(3.86)	13.15	(1.61)	2.39
Distributions to shareholders from
Net realized gains	0.00	(0.88)	(3.42)	(0.52)	(0.91)	(4.10)
Net asset value, end of period	$13.66	$14.16	$18.26	$25.54	$12.91	$15.43
Total return[2]	(3.53)%	(17.39)%[3]	(17.49)%	101.97%[4]	(11.52)%	17.59%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.43%	1.37%	1.39%	1.44%	1.43%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment loss	(0.57)%	(0.79)%	(0.95)%	(0.90)%	(0.66)%	(0.62)%
Supplemental data
Portfolio turnover rate	21%	44%	55%	55%	63%	155%
Net assets, end of period (000s omitted)	$279	$352	$504	$391	$93	$104

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended March 31, 2023, the Fund received payments from a service provider which had a 0.18% impact on the total return.
[4]	During the year ended March 31, 2021, the Fund received a payment from an affiliate which had an impact of 0.89% on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Small Cap Growth Fund  | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.70	$18.91	$26.26	$13.39	$15.94	$17.53
Net investment loss	(0.02)[1]	(0.08)[1]	(0.17)[1]	(0.15)[1]	(0.07)[1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	(0.48)	(3.25)	(3.76)	13.54	(1.57)	2.58
Total from investment operations	(0.50)	(3.33)	(3.93)	13.39	(1.64)	2.51
Distributions to shareholders from
Net realized gains	0.00	(0.88)	(3.42)	(0.52)	(0.91)	(4.10)
Net asset value, end of period	$14.20	$14.70	$18.91	$26.26	$13.39	$15.94
Total return[2]	(3.40)%	(17.37)%	(17.27)%	100.11%	(11.29)%	17.85%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.18%	1.12%	1.14%	1.19%	1.18%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss	(0.32)%	(0.53)%	(0.69)%	(0.66)%	(0.41)%	(0.41)%
Supplemental data
Portfolio turnover rate	21%	44%	55%	55%	63%	155%
Net assets, end of period (000s omitted)	$33,387	$36,428	$36,936	$19,311	$7,980	$9,695

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Discovery Small Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.  Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Allspring Discovery Small Cap Growth Fund  | 21

Notes to financial statements (unaudited)
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2023, the aggregate cost of all investments for federal income tax purposes was $92,325,522 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$23,918,921
Gross unrealized losses	(13,537,127)
Net unrealized gains	$10,381,794
As of March 31, 2023, the Fund had capital loss carryforwards which consisted of $7,261,788 in short-term capital losses and $12,910,097 in long-term capital losses.
As of March 31, 2023, the Fund had a qualified late-year ordinary loss of $192,067 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
22 | Allspring Discovery Small Cap Growth Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,442,399	$0	$0	$3,442,399
Consumer discretionary	7,886,193	0	0	7,886,193
Consumer staples	5,038,598	0	0	5,038,598
Energy	2,034,148	0	0	2,034,148
Financials	4,244,711	0	0	4,244,711
Health care	21,486,498	0	0	21,486,498
Industrials	26,649,635	0	0	26,649,635
Information technology	23,192,513	0	0	23,192,513
Materials	3,074,502	0	0	3,074,502
Real estate	3,490,229	0	0	3,490,229
Short-term investments
Investment companies	2,167,890	0	0	2,167,890
Total assets	$102,707,316	$0	$0	$102,707,316
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
 For the six months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.825
Next $1 billion	0.800
Next $1 billion	0.775
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the six months ended September 30, 2023, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Discovery Small Cap Growth Fund  | 23

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2024  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.22%
Class C	1.97
Class R6	0.80
Administrator Class	1.15
Institutional Class	0.90
Prior to June 30, 2023, the Fund’s expenses were capped at 1.23% for Class A shares and 1.98% for Class C shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2023, Allspring Funds Distributor received $463 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2023 were $22,565,874 and $27,477,666, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption
24 | Allspring Discovery Small Cap Growth Fund

Notes to financial statements (unaudited)
requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Discovery Small Cap Growth Fund  | 25

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Discovery Small Cap Growth Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Discovery Small Cap Growth Fund  | 27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28 | Allspring Discovery Small Cap Growth Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Discovery Small Cap Growth Fund  | 29

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Discovery Small Growth Cap Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

30 | Allspring Discovery Small Cap Growth Fund

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review except that the investment performance of the Fund was higher than the average investment performance of the Universe for the five-year period. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2000® Growth Index, for all periods under review except the one-year period, which was lower than the investment performance of its benchmark index.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for Class A and Class Institutional shares and lower than the sum of the average rates for the Fund’s expense Groups for Administrator Class and R6 Class shares.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Discovery Small Cap Growth Fund  | 31

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

32 | Allspring Discovery Small Cap Growth Fund

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring Discovery Small Cap Growth Fund  | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-10042023-kiowsbun 11-23
SAR4308 09-23

Allspring Precious Metals Fund
Semi-Annual Report
September 30, 2023

The views expressed and any forward-looking statements are as of September 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Precious Metals Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Precious Metals Fund for the six-month period that ended September 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had mixed results, with U.S. stocks generally faring better than international equities. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 5.18%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.43% while the MSCI EM Index (Net) (USD),3 returned -2.05%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.05%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -6.07%, the Bloomberg Municipal Bond Index6 lost 4.05%, and the ICE BofA U.S. High Yield Index7 gained 2.21%.
Affected by high inflation and central bank rate hikes, markets were volatile.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Federal Reserve (Fed) and European Central Bank (ECB), which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Allspring Precious Metals Fund

Letter to shareholders (unaudited)
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent, higher-than-targeted inflation. As anticipated, the Fed did pause and held rates steady in September. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later this fall.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The Core U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It’s sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Precious Metals Fund  | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Precious Metals Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Precious Metals Fund  | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael Bradshaw, CFA, Oleg Makhorine

Average annual total returns (%) as of September 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EKWAX)	1-20-1998	7.83	7.59	0.70	14.39	8.88	1.29	1.18	1.09
Class C (EKWCX)	1-29-1998	12.49	8.06	0.69	13.49	8.06	0.69	1.93	1.84
Administrator Class (EKWDX)	7-30-2010	–	–	–	14.52	9.02	1.43	1.11	0.95
Institutional Class (EKWYX)	2-29-2000	–	–	–	14.72	9.20	1.59	0.86	0.79
FTSE Gold Mines Index[3]	–	–	–	–	11.97	8.40	1.83	–	–
S&P 500 Index[4]	–	–	–	–	21.62	9.92	11.91	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in precious metals related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.09% for Class A, 1.84% for Class C, 0.95% for Administrator Class and 0.79% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

[4]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Funds that concentrate their investments in limited sectors, such as gold-related investments, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, geographic, non-diversification risk, smaller-company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Precious Metals Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of September 30, 2023[1]
Franco-Nevada Corp.-Legend Shares	5.77
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares	5.59
Agnico Eagle Mines Ltd.	5.52
Gold Bullion	5.30
Royal Gold, Inc.	4.89
Endeavour Mining plc	4.82
Alamos Gold, Inc. Class A	4.64
Barrick Gold Corp.	4.53
Gold Fields Ltd.	4.45
Lundin Gold, Inc.	4.39

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Country allocation as of September 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Precious Metals Fund | 7

Consolidated  fund expenses (unaudited)
Consolidated  fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2023 to September 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Consolidated expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2023	Ending account value 9-30-2023	Consolidated expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$843.60	$5.00	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.47	1.09%
Class C
Actual	$1,000.00	$840.40	$8.42	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.22	1.84%
Administrator Class
Actual	$1,000.00	$844.20	$4.36	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Institutional Class
Actual	$1,000.00	$844.80	$3.62	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$3.97	0.79%

[1]
Consolidated expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Precious Metals Fund

Consolidated portfolio of investments—September 30, 2023 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 89.44%
Australia: 5.86%
Evolution Mining Ltd. (Materials, Metals & mining)	400,000	$846,122
Newcrest Mining Ltd. (Materials, Metals & mining)	352,294	5,553,962
Northern Star Resources Ltd. (Materials, Metals & mining)	1,385,412	9,317,251
		15,717,335
Canada: 63.90%
Agnico Eagle Mines Ltd. (Materials, Metals & mining)	325,807	14,804,939
Agnico Eagle Mines Ltd.-Legend Shares (Materials, Metals & mining)†	35,000	1,590,750
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares (Materials, Metals & mining)	129,164	5,870,504
Alamos Gold, Inc. Class A (Materials, Metals & mining)	1,103,980	12,452,033
Artemis Gold, Inc. (Materials, Metals & mining)†	1,400,000	5,978,281
Ascot Resources Ltd. (Materials, Metals & mining)†	2,650,000	731,640
B2Gold Corp. (Materials, Metals & mining)	3,800,000	10,911,099
Barrick Gold Corp. (Materials, Metals & mining)	835,723	12,159,770
Centerra Gold, Inc. (Materials, Metals & mining)	300,000	1,466,593
Centerra Gold, Inc.-Legend Shares (Materials, Metals & mining)144A†	250,000	1,222,161
Dundee Precious Metals, Inc. (Materials, Metals & mining)	1,000,000	6,184,428
Franco-Nevada Corp.-Legend Shares (Materials, Metals & mining)144A†	115,948	15,479,367
Kinross Gold Corp. (Materials, Metals & mining)	2,532,483	11,541,373
Lundin Gold, Inc. (Materials, Metals & mining)	1,050,000	11,789,067
MAG Silver Corp. (Materials, Metals & mining)†	425,000	4,393,153
MAG Silver Corp.-Legend Shares (Materials, Metals & mining)†	100,000	1,033,683
OceanaGold Corp. (Materials, Metals & mining)	1,500,000	2,937,604
Orla Mining Ltd. (Materials, Metals & mining)†	300,000	1,060,188
Osisko Gold Royalties Ltd. (Materials, Metals & mining)	200,000	2,348,610
Osisko Mining, Inc. (Materials, Metals & mining)†	1,000,000	1,811,154
Pan American Silver Corp. (Materials, Metals & mining)	47,940	693,908
Pan American Silver Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	415,000	6,009,200
SilverCrest Metals, Inc. (Materials, Metals & mining)†	725,000	3,202,650
Skeena Resources Ltd. (Materials, Metals & mining)†	450,000	2,057,427
SSR Mining, Inc. (Materials, Metals & mining)	403,552	5,359,895
SSR Mining, Inc.-U.S. Exchange Traded Shares (Materials, Metals & mining)	195,000	2,591,550
Torex Gold Resources, Inc. (Materials, Metals & mining)†	275,000	2,860,850
Torex Gold Resources, Inc.-Legend Shares (Materials, Metals & mining)144A†	185,000	1,924,572
Torex Gold Resources, Inc.-Legend Shares (Materials, Metals & mining)†	266,250	2,769,823
Triple Flag Precious Metals Corp. (Materials, Metals & mining)	210,000	2,750,525
Wheaton Precious Metals Corp. (Materials, Metals & mining)	12,950	525,532
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	370,000	15,003,500
		171,515,829
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund  | 9

Consolidated portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
South Africa: 4.45%
Gold Fields Ltd. ADR (Materials, Metals & mining)	1,100,000	$11,946,000
United Kingdom: 6.59%
Anglogold Ashanti PLC (Materials, Metals & mining)†	300,591	4,749,338
Endeavour Mining plc (Materials, Metals & mining)	660,000	12,935,174
		17,684,512
United States: 8.64%
Newmont Corp.-Toronto Exchange Traded Shares (Materials, Metals & mining)	131,348	4,850,665
Newmont Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	140,802	5,202,634
Royal Gold, Inc. (Materials, Metals & mining)	123,436	13,124,949
		23,178,248
Total common stocks (Cost $170,373,002)		240,041,924

	Expiration date
Rights: 0.00%
Canada: 0.00%
Kinross Gold Corp. (Materials, Metals & mining)♦†	3-1-2032	75,000	0
Total rights (Cost $0)			0
Warrants: 0.00%
Canada: 0.00%
Marathon Gold Corp. (Materials, Metals & mining)♦†	9-20-2024	250,000	0
Total warrants (Cost $0)			0

	Troy Ounces
Commodities: 5.30%
Gold Bullion*	7,690	14,213,329
Total commodities (Cost $4,532,551)		14,213,329

		Yield	Shares
Short-term investments: 5.24%
Investment companies: 5.24%
Allspring Government Money Market Fund Select Class♠∞		5.27%	14,071,498	14,071,498
Total short-term investments (Cost $14,071,498)				14,071,498
Total investments in securities (Cost $188,977,051)	99.98%			268,326,751
Other assets and liabilities, net	0.02			64,849
Total net assets	100.00%			$268,391,600

The accompanying notes are an integral part of these consolidated financial statements.
10 | Allspring Precious Metals Fund

Consolidated portfolio of investments—September 30, 2023 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
*	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,767,739	$38,421,583	$(34,117,824)	$0	$0	$14,071,498	14,071,498	$221,556
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund  | 11

Consolidated statement of assets and liabilities—September 30, 2023 (unaudited)
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $170,373,002)	$240,041,924
Investments in affiliated securities, at value (cost $14,071,498)	14,071,498
Investments in commodities, at value (cost $4,532,551)	14,213,329
Cash	335,685
Foreign currency, at value (cost $2,838)	2,838
Receivable for Fund shares sold	655,089
Receivable for dividends	272,345
Prepaid expenses and other assets	99,686
Total assets	269,692,394
Liabilities
Payable for Fund shares redeemed	992,439
Management fee payable	132,585
Administration fees payable	39,654
Distribution fee payable	4,804
Accrued expenses and other liabilities	131,312
Total liabilities	1,300,794
Total net assets	$268,391,600
Net assets consist of
Paid-in capital	$330,719,979
Total distributable loss	(62,328,379)
Total net assets	$268,391,600
Computation of net asset value and offering price per share
Net assets–Class A	$135,323,974
Shares outstanding–Class A1	3,326,788
Net asset value per share–Class A	$40.68
Maximum offering price per share – Class A2	$43.16
Net assets–Class C	$7,053,052
Shares outstanding–Class C1	197,756
Net asset value per share–Class C	$35.67
Net assets–Administrator Class	$22,995,406
Shares outstanding–Administrator Class[1]	559,838
Net asset value per share–Administrator Class	$41.08
Net assets–Institutional Class	$103,019,168
Shares outstanding–Institutional Class[1]	2,482,970
Net asset value per share–Institutional Class	$41.49
1  The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.
12 | Allspring Precious Metals Fund

Consolidated Statement of operations— six months ended September 30, 2023 (unaudited)
Consolidated statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $333,814)	$2,481,932
Income from affiliated securities	221,556
Interest	1,735
Total investment income	2,705,223
Expenses
Management fee	993,915
Administration fees
Class A	162,056
Class C	8,721
Administrator Class	16,931
Institutional Class	73,632
Shareholder servicing fees
Class A	197,492
Class C	10,623
Administrator Class	32,510
Distribution fee
Class C	31,869
Custody and accounting fees	12,672
Professional fees	39,341
Registration fees	27,012
Shareholder report expenses	16,244
Trustees’ fees and expenses	9,444
Transfer agent fees	766
Other fees and expenses	5,367
Total expenses	1,638,595
Less: Fee waivers and/or expense reimbursements
Fund-level	(93,184)
Class A	(21,766)
Class C	(1,153)
Administrator Class	(12,058)
Net expenses	1,510,434
Net investment income	1,194,789
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	3,366,642
Foreign currency and foreign currency translations	(49,601)
Net realized gains on investments	3,317,041
Net change in unrealized gains (losses) on
Unaffiliated securities	(53,772,666)
Commodities	(943,873)
Foreign currency and foreign currency translations	974
Net change in unrealized gains (losses) on investments	(54,715,565)
Net realized and unrealized gains (losses) on investments	(51,398,524)
Net decrease in net assets resulting from operations	$(50,203,735)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund  | 13

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Six months ended September 30, 2023 (unaudited)		Year ended March 31, 2023
Operations
Net investment income		$1,194,789		$2,878,976
Net realized gains (losses) on investments		3,317,041		(119,568)
Net change in unrealized gains (losses) on investments		(54,715,565)		(49,373,054)
Net decrease in net assets resulting from operations		(50,203,735)		(46,613,646)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(2,956,684)
Class C		0		(144,308)
Administrator Class		0		(443,165)
Institutional Class		0		(2,106,907)
Total distributions to shareholders		0		(5,651,064)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	255,280	12,200,672	584,270	26,451,279
Class C	20,791	890,886	23,913	948,346
Administrator Class	205,897	9,935,273	405,456	17,875,345
Institutional Class	717,306	33,855,388	910,151	40,502,765
		56,882,219		85,777,735
Reinvestment of distributions
Class A	0	0	66,225	2,743,689
Class C	0	0	3,934	143,766
Administrator Class	0	0	10,504	438,944
Institutional Class	0	0	41,254	1,739,258
		0		5,065,657
Payment for shares redeemed
Class A	(402,501)	(18,955,462)	(994,493)	(41,172,521)
Class C	(41,070)	(1,688,917)	(63,233)	(2,396,577)
Administrator Class	(166,041)	(7,828,512)	(350,294)	(15,010,210)
Institutional Class	(578,910)	(27,017,740)	(1,135,668)	(48,911,874)
		(55,490,631)		(107,491,182)
Net increase (decrease) in net assets resulting from capital share transactions		1,391,588		(16,647,790)
Total decrease in net assets		(48,812,147)		(68,912,500)
Net assets
Beginning of period		317,203,747		386,116,247
End of period		$268,391,600		$317,203,747
The accompanying notes are an integral part of these consolidated financial statements.
14 | Allspring Precious Metals Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$48.22	$54.61	$46.95	$35.30	$33.94	$32.80
Net investment income (loss)	0.16 [1]	0.38 [1]	0.27 [1]	0.08	(0.03)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	(7.70)	(5.91)	8.03	12.35	1.44	1.17
Total from investment operations	(7.54)	(5.53)	8.30	12.43	1.41	1.14
Distributions to shareholders from
Net investment income	0.00	(0.86)	(0.64)	(0.78)	(0.05)	0.00
Net asset value, end of period	$40.68	$48.22	$54.61	$46.95	$35.30	$33.94
Total return[2]	(15.64)%	(9.87)%	17.96%	34.95%	4.13%	3.48%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.19%	1.18%	1.17%	1.20%	1.22%
Net expenses	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%
Net investment income (loss)	0.69%	0.89%	0.55%	0.12%	(0.08)%	(0.11)%
Supplemental data
Portfolio turnover rate[3]	7%	9%	15%	22%	25%	19%
Net assets, end of period (000s omitted)	$135,324	$167,511	$208,497	$193,949	$147,020	$162,860

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund  | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$42.44	$48.30	$41.35	$30.87	$29.88	$29.09
Net investment income (loss)	(0.02)[1]	0.05 [1]	(0.09)[1]	(0.32)[1]	(0.29)[1]	(0.24)[1]
Net realized and unrealized gains (losses) on investments	(6.75)	(5.25)	7.13	10.80	1.28	1.03
Total from investment operations	(6.77)	(5.20)	7.04	10.48	0.99	0.79
Distributions to shareholders from
Net investment income	0.00	(0.66)	(0.09)	0.00	0.00	0.00
Net asset value, end of period	$35.67	$42.44	$48.30	$41.35	$30.87	$29.88
Total return[2]	(15.96)%	(10.56)%	17.07%	33.95%	3.31%	2.72%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.94%	1.93%	1.92%	1.95%	1.97%
Net expenses	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%
Net investment income (loss)	(0.08)%	0.13%	(0.21)%	(0.68)%	(0.83)%	(0.88)%
Supplemental data
Portfolio turnover rate[3]	7%	9%	15%	22%	25%	19%
Net assets, end of period (000s omitted)	$7,053	$9,253	$12,241	$12,039	$11,834	$14,908

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
16 | Allspring Precious Metals Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$48.66	$55.06	$47.36	$35.66	$34.29	$33.09
Net investment income	0.19 [1]	0.47 [1]	0.38 [1]	0.17 [1]	0.02 [1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	(7.77)	(5.98)	8.05	12.47	1.45	1.19
Total from investment operations	(7.58)	(5.51)	8.43	12.64	1.47	1.20
Distributions to shareholders from
Net investment income	0.00	(0.89)	(0.73)	(0.94)	(0.10)	0.00
Net asset value, end of period	$41.08	$48.66	$55.06	$47.36	$35.66	$34.29
Total return[2]	(15.58)%	(9.75)%	18.13%	35.13%	4.24%	3.63%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.11%	1.10%	1.09%	1.12%	1.14%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	0.81%	1.07%	0.78%	0.31%	0.06%	0.04%
Supplemental data
Portfolio turnover rate[3]	7%	9%	15%	22%	25%	19%
Net assets, end of period (000s omitted)	$22,995	$25,300	$25,016	$13,976	$7,994	$8,086

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Precious Metals Fund  | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$49.11	$55.50	$47.74	$35.96	$34.57	$33.30
Net investment income	0.23 [1]	0.64	0.50	0.24	0.09 [1]	0.04
Net realized and unrealized gains (losses) on investments	(7.85)	(6.11)	8.07	12.59	1.46	1.23
Total from investment operations	(7.62)	(5.47)	8.57	12.83	1.55	1.27
Distributions to shareholders from
Net investment income	0.00	(0.92)	(0.81)	(1.05)	(0.16)	0.00
Net asset value, end of period	$41.49	$49.11	$55.50	$47.74	$35.96	$34.57
Total return[2]	(15.52)%	(9.59)%	18.30%	35.34%	4.43%	3.81%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.85%	0.84%	0.87%	0.89%
Net expenses	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	0.97%	1.18%	0.85%	0.37%	0.22%	0.21%
Supplemental data
Portfolio turnover rate[3]	7%	9.00%	15%	22%	25%	19%
Net assets, end of period (000s omitted)	$103,019	$115,140	$140,363	$127,406	$107,907	$95,431

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.
18 | Allspring Precious Metals Fund

Notes to consolidated financial statements (unaudited)
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
INVESTMENT IN SUBSIDIARY
The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2023, the Subsidiary held $14,213,329 in gold bullion representing 99.59% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2023, the Fund held $14,271,729 in the Subsidiary, representing 5.32% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in commodities are valued at their last traded price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade
Allspring Precious Metals Fund  | 19

Notes to consolidated financial statements (unaudited)
and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.  Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2023, the aggregate cost of all investments for federal income tax purposes was $198,919,430 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$94,364,020
Gross unrealized losses	(24,956,699)
Net unrealized gains	$69,407,321
As of March 31, 2023, the Fund had capital loss carryforwards which consisted of $38,384,096 in short-term capital losses and $97,685,156 in long-term capital losses.
As of March 31, 2023, the Fund had a qualified late-year ordinary loss of $169,332 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
20 | Allspring Precious Metals Fund

Notes to consolidated financial statements (unaudited)
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$15,717,335	$0	$0	$15,717,335
Canada	147,495,473	24,020,356	0	171,515,829
South Africa	11,946,000	0	0	11,946,000
United Kingdom	17,684,512	0	0	17,684,512
United States	23,178,248	0	0	23,178,248
Rights
Canada	0	0	0	0
Warrants
Canada	0	0	0	0
Commodities	14,213,329	0	0	14,213,329
Short-term investments
Investment companies	14,071,498	0	0	14,071,498
Total assets	$244,306,395	$24,020,356	$0	$268,326,751
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
For the six months ended September 2023, the Fund did not have transfers into/out of Level 3.
5.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $1 billion	0.550
Next $2 billion	0.525
Next $1 billion	0.500
Next $5 billion	0.490
Over $10 billion	0.480
Allspring Precious Metals Fund  | 21

Notes to consolidated financial statements (unaudited)
For the six months ended September 30, 2023, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2024  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.09%
Class C	1.84
Administrator Class	0.95
Institutional Class	0.79
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2023, Allspring Funds Distributor received $5,521 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
22 | Allspring Precious Metals Fund

Notes to consolidated financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2023.
6.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2023 were $19,310,408 and $20,151,046, respectively. These amounts include purchase and sales transactions of the Subsidiary.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2023, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in precious metals and minerals with a geographic emphasis in Canada. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Precious Metals Fund  | 23

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24 | Allspring Precious Metals Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Precious Metals Fund  | 25

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26 | Allspring Precious Metals Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Precious Metals Fund  | 27

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Precious Metals Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

28 | Allspring Precious Metals Fund

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review except the three-year period, which was lower than the average investment performance of the Universe. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the FTSE Gold Mines Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Precious Metals Fund  | 29

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

30 | Allspring Precious Metals Fund

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring Precious Metals Fund  | 31

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-10042023-ypmjelbb 11-23
SAR0654 09-23

Allspring Small Cap Fund
Semi-Annual Report
September 30, 2023

The views expressed and any forward-looking statements are as of September 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Small Cap Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Small Cap Fund for the six-month period that ended September 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had mixed results, with U.S. stocks generally faring better than international equities. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 5.18%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.43% while the MSCI EM Index (Net) (USD),3 returned -2.05%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.05%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -6.07%, the Bloomberg Municipal Bond Index6 lost 4.05%, and the ICE BofA U.S. High Yield Index7 gained 2.21%.
Affected by high inflation and central bank rate hikes, markets were volatile.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Federal Reserve (Fed) and European Central Bank (ECB), which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Allspring Small Cap Fund

Letter to shareholders (unaudited)
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent, higher-than-targeted inflation. As anticipated, the Fed did pause and held rates steady in September. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later this fall.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The Core U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It’s sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Small Cap Fund  | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Small Cap Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Small Cap Fund  | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher G. Miller, CFA, Theran Motl, CFA

Average annual total returns (%) as of September 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFSMX)	3-31-2008	2.21	-0.02	4.45	8.42	1.17	5.07	1.72	1.22
Class C (WSCDX)	3-31-2008	6.63	0.40	4.43	7.63	0.40	4.43	2.47	1.97
Class R6 (WFSJX)[3]	5-29-2020	–	–	–	8.86	1.59	5.48	1.30	0.80
Administrator Class (WFSDX)	4-8-2005	–	–	–	8.46	1.26	5.21	1.65	1.15
Institutional Class (WFSSX)	4-8-2005	–	–	–	8.76	1.50	5.43	1.40	0.90
Russell 2000® Index[4]	–	–	–	–	8.93	2.40	6.65	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.22% for Class A, 1.97% for Class C, 0.80% for Class R6, 1.15% for Administrator Class and 0.90% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Small Cap Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2023[1]
Masonite International Corp.	3.07
LivaNova PLC	2.94
Stericycle, Inc.	2.64
Integer Holdings Corp.	2.53
Ashland, Inc.	2.24
HealthEquity, Inc.	2.15
Atkore, Inc.	2.12
Reliance Steel & Aluminum Co.	2.08
Azenta, Inc.	2.06
Air Lease Corp.	2.05

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of September 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Small Cap Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2023 to September 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2023	Ending account value 9-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$949.50	$5.91	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.12	1.22%
Class C
Actual	$1,000.00	$946.20	$9.53	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.07	$9.87	1.97%
Class R6
Actual	$1,000.00	$951.50	$3.88	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02	0.80%
Administrator Class
Actual	$1,000.00	$949.60	$5.57	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.77	1.15%
Institutional Class
Actual	$1,000.00	$951.00	$4.37	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Small Cap Fund

Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.84%
Communication services: 2.30%
Interactive media & services: 1.70%
Bumble, Inc. Class A†	18,008	$268,679
Eventbrite, Inc. Class A†	34,616	341,314
		609,993
Media: 0.60%
Stagwell, Inc.†	45,806	214,830
Consumer discretionary: 7.14%
Automobile components: 0.90%
Gentherm, Inc.†	5,928	321,653
Diversified consumer services: 1.25%
Service Corp. International	7,850	448,549
Hotels, restaurants & leisure: 1.62%
Jack in the Box, Inc.	1,559	107,665
Planet Fitness, Inc. Class A†	9,662	475,177
		582,842
Specialty retail: 3.37%
Leslie’s, Inc.†	71,635	405,454
National Vision Holdings, Inc.†	26,905	435,323
Revolve Group, Inc.†	26,878	365,810
		1,206,587
Consumer staples: 4.17%
Food products: 3.49%
Nomad Foods Ltd.†	38,958	592,940
Simply Good Foods Co.†	14,438	498,400
TreeHouse Foods, Inc.†	3,645	158,849
		1,250,189
Personal care products: 0.68%
Honest Co., Inc.†	194,565	245,152
Financials: 13.28%
Banks: 6.04%
Ameris Bancorp	10,302	395,494
Pinnacle Financial Partners, Inc.	6,427	430,866
United Community Banks, Inc.	11,063	281,111
Veritex Holdings, Inc.	15,109	271,207
Webster Financial Corp.	13,785	555,673
Wintrust Financial Corp.	3,082	232,691
		2,167,042
Financial services: 2.00%
Essent Group Ltd.	15,136	715,781
The accompanying notes are an integral part of these financial statements.
Allspring Small Cap Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Insurance: 5.24%
Axis Capital Holdings Ltd.	11,570	$652,201
First American Financial Corp.	9,096	513,833
Reinsurance Group of America, Inc.	4,895	710,705
		1,876,739
Health care: 19.65%
Biotechnology: 2.94%
Agios Pharmaceuticals, Inc.†	8,284	205,029
Atara Biotherapeutics, Inc.†	26,284	38,900
Coherus Biosciences, Inc.†	7,266	27,175
Insmed, Inc.†	13,711	346,203
Mirati Therapeutics, Inc.†	1,991	86,728
Neurocrine Biosciences, Inc.†	1,699	191,138
Sage Therapeutics, Inc.†	3,747	77,113
Zymeworks, Inc.†	13,083	82,946
		1,055,232
Health care equipment & supplies: 10.22%
AngioDynamics, Inc.†	76,098	556,276
Haemonetics Corp.†	6,375	571,073
Integer Holdings Corp.†	11,545	905,474
LivaNova PLC†	19,933	1,054,057
Neuronetics, Inc.†	77,398	104,487
Teleflex, Inc.	2,409	473,152
		3,664,519
Health care providers & services: 2.15%
HealthEquity, Inc.†	10,545	770,312
Health care technology: 0.46%
Schrodinger, Inc.†	5,755	162,694
Life sciences tools & services: 3.88%
Azenta, Inc.†	14,734	739,499
Bruker Corp.	5,986	372,928
Codexis, Inc.†	24,842	46,951
Sotera Health Co.†	15,521	232,505
		1,391,883
Industrials: 20.09%
Air freight & logistics: 1.13%
Forward Air Corp.	5,904	405,841
Building products: 4.54%
AZEK Co., Inc.†	17,698	526,339
Masonite International Corp.†	11,800	1,099,996
		1,626,335
The accompanying notes are an integral part of these financial statements.
10 | Allspring Small Cap Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Commercial services & supplies: 3.52%
Healthcare Services Group, Inc.†	30,100	$313,943
Stericycle, Inc.†	21,164	946,242
		1,260,185
Construction & engineering: 1.40%
API Group Corp.†	19,293	500,267
Electrical equipment: 2.12%
Atkore, Inc.†	5,099	760,720
Machinery: 1.69%
SPX Technologies, Inc.†	7,423	604,232
Professional services: 2.37%
Legalzoom.com, Inc.†	10,060	110,057
Paycor HCM, Inc.†	4,836	110,406
WNS Holdings Ltd. ADR†	9,207	630,311
		850,774
Trading companies & distributors: 3.32%
Air Lease Corp.	18,683	736,297
Herc Holdings, Inc.	3,829	455,421
		1,191,718
Information technology: 13.38%
Communications equipment: 0.67%
Infinera Corp.†	57,384	239,865
Electronic equipment, instruments & components: 1.96%
Littelfuse, Inc.	2,843	703,131
Semiconductors & semiconductor equipment: 1.08%
MACOM Technology Solutions Holdings, Inc.†	4,736	386,363
Software: 9.67%
8x8, Inc.†	24,837	62,589
CommVault Systems, Inc.†	8,984	607,408
Instructure Holdings, Inc.†	21,946	557,429
PagerDuty, Inc.†	31,337	704,769
Q2 Holdings, Inc.†	16,671	537,973
Riskified Ltd. Class A†	38,196	171,118
SPS Commerce, Inc.†	2,276	388,309
WalkMe Ltd.†	46,186	437,843
		3,467,438
Materials: 9.77%
Chemicals: 6.21%
Ashland, Inc.	9,809	801,199
The accompanying notes are an integral part of these financial statements.
Allspring Small Cap Fund  | 11

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Chemicals(continued)
Olin Corp.	14,334	$716,413
Westlake Corp.	5,665	706,256
		2,223,868
Containers & packaging: 1.48%
Silgan Holdings, Inc.	12,321	531,158
Metals & mining: 2.08%
Reliance Steel & Aluminum Co.	2,846	746,307
Real estate: 5.06%
Industrial REITs : 1.61%
Terreno Realty Corp.	10,120	574,816
Residential REITs : 2.88%
American Homes 4 Rent Class A	18,729	630,980
Apartment Income REIT Corp.	13,110	402,477
		1,033,457
Specialized REITs : 0.57%
Four Corners Property Trust, Inc.	9,235	204,925
Total common stocks (Cost $34,415,112)		33,995,397
Investment companies: 1.30%
Exchange-traded funds: 1.30%
SPDR S&P Biotech ETF	6,384	466,160
Total investment companies (Cost $827,871)		466,160

		Yield
Short-term investments: 3.59%
Investment companies: 3.59%
Allspring Government Money Market Fund Select Class♠∞		5.27%	1,288,855	1,288,855
Total short-term investments (Cost $1,288,855)				1,288,855
Total investments in securities (Cost $36,531,838)	99.73%			35,750,412
Other assets and liabilities, net	0.27			95,894
Total net assets	100.00%			$35,846,306

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
12 | Allspring Small Cap Fund

Portfolio of investments—September 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,202,003	$4,715,798	$(4,628,946)	$0	$0	$1,288,855	1,288,855	$32,967
The accompanying notes are an integral part of these financial statements.
Allspring Small Cap Fund  | 13

Statement of assets and liabilities—September 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $35,242,983)	$34,461,557
Investments in affiliated securities, at value (cost $1,288,855)	1,288,855
Receivable for dividends	27,150
Receivable for Fund shares sold	7,903
Prepaid expenses and other assets	109,891
Total assets	35,895,356
Liabilities
Management fee payable	10,150
Custody and accounting fees payable	9,251
Shareholder servicing fees payable	7,022
Administration fees payable	5,928
Professional fees payable	4,557
Distribution fee payable	21
Accrued expenses and other liabilities	12,121
Total liabilities	49,050
Total net assets	$35,846,306
Net assets consist of
Paid-in capital	$36,577,573
Total distributable loss	(731,267)
Total net assets	$35,846,306
Computation of net asset value and offering price per share
Net assets–Class A	$32,029,070
Shares outstanding–Class A1	1,420,451
Net asset value per share–Class A	$22.55
Maximum offering price per share – Class A2	$23.93
Net assets–Class C	$32,262
Shares outstanding–Class C1	1,697
Net asset value per share–Class C	$19.01
Net assets–Class R6	$742,326
Shares outstanding–Class R6[1]	30,533
Net asset value per share–Class R6	$24.31
Net assets–Administrator Class	$307,749
Shares outstanding–Administrator Class[1]	13,167
Net asset value per share–Administrator Class	$23.37
Net assets–Institutional Class	$2,734,899
Shares outstanding–Institutional Class[1]	113,547
Net asset value per share–Institutional Class	$24.09
1  The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Small Cap Fund

Statement of operations—six months ended September 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends	$162,960
Income from affiliated securities	32,967
Interest	7
Total investment income	195,934
Expenses
Management fee	160,869
Administration fees
Class A	34,643
Class C	34
Class R6	113
Administrator Class	209
Institutional Class	1,895
Shareholder servicing fees
Class A	42,285
Class C	42
Administrator Class	400
Distribution fee
Class C	125
Custody and accounting fees	4,126
Professional fees	26,341
Registration fees	25,704
Shareholder report expenses	9,065
Trustees’ fees and expenses	11,211
Other fees and expenses	1,932
Total expenses	318,994
Less: Fee waivers and/or expense reimbursements
Fund-level	(93,499)
Class R6	(21)
Net expenses	225,474
Net investment loss	(29,540)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	355,073
Net change in unrealized gains (losses) on investments	(2,223,991)
Net realized and unrealized gains (losses) on investments	(1,868,918)
Net decrease in net assets resulting from operations	$(1,898,458)
The accompanying notes are an integral part of these financial statements.
Allspring Small Cap Fund  | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2023 (unaudited)		Year ended March 31, 2023
Operations
Net investment loss		$(29,540)		$(136,730)
Net realized gains on investments		355,073		375,483
Net change in unrealized gains (losses) on investments		(2,223,991)		(4,589,257)
Net decrease in net assets resulting from operations		(1,898,458)		(4,350,504)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,888,247)
Class C		0		(6,256)
Class R6		0		(130,174)
Administrator Class		0		(57,985)
Institutional Class		0		(604,568)
Total distributions to shareholders		0		(6,687,230)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	10,494	245,098	94,313	2,547,226
Class R6	1,318	31,409	7,320	202,364
Administrator Class	637	15,148	3,378	87,428
Institutional Class	4,273	106,754	11,002	318,932
		398,409		3,155,950
Reinvestment of distributions
Class A	0	0	243,085	5,678,444
Class C	0	0	315	6,256
Class R6	0	0	5,186	130,174
Administrator Class	0	0	2,033	49,219
Institutional Class	0	0	22,664	564,093
		0		6,428,186
Payment for shares redeemed
Class A	(76,222)	(1,809,130)	(228,115)	(6,047,559)
Class C	0	0	(826)	(20,264)
Class R6	0	0	(12,767)	(346,989)
Administrator Class	(534)	(13,066)	(2,628)	(67,615)
Institutional Class	(10,057)	(251,162)	(82,591)	(2,229,671)
		(2,073,358)		(8,712,098)
Net increase (decrease) in net assets resulting from capital share transactions		(1,674,949)		872,038
Total decrease in net assets		(3,573,407)		(10,165,696)
Net assets
Beginning of period		39,419,713		49,585,409
End of period		$35,846,306		$39,419,713
The accompanying notes are an integral part of these financial statements.
16 | Allspring Small Cap Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$23.75	$31.03	$37.77	$19.77	$30.27	$31.46
Net investment income (loss)	(0.02)[1]	(0.10)[1]	(0.20)[1]	(0.07)[1]	0.02 [1]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	(1.18)	(2.65)	0.52	18.10	(8.43)	(1.15)
Total from investment operations	(1.20)	(2.75)	0.32	18.03	(8.41)	(1.19)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.03)	0.00	0.00
Net realized gains	0.00	(4.53)	(7.06)	0.00	(2.09)	0.00
Total distributions to shareholders	0.00	(4.53)	(7.06)	(0.03)	(2.09)	0.00
Net asset value, end of period	$22.55	$23.75	$31.03	$37.77	$19.77	$30.27
Total return[2]	(5.05)%	(8.62)%	(0.22)%	91.20%	(30.24)%	(3.78)%
Ratios to average net assets (annualized)
Gross expenses	1.72%	1.73%	1.67%	1.68%	1.60%	1.54%
Net expenses	1.22%	1.22%	1.21%	1.32%	1.33%	1.35%
Net investment income (loss)	(0.19)%	(0.37)%	(0.54)%	(0.24)%	0.05%	(0.11)%
Supplemental data
Portfolio turnover rate	13%	22%	37%	55%	41%	34%
Net assets, end of period (000s omitted)	$32,029	$35,295	$42,732	$46,580	$27,115	$44,028

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Small Cap Fund  | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.09	$27.22	$34.21	$18.03	$27.98	$29.30
Net investment loss	(0.09)[1]	(0.26)[1]	(0.43)[1]	(0.23)[1]	(0.20)[1]	(0.25)[1]
Net realized and unrealized gains (losses) on investments	(0.99)	(2.34)	0.50	16.41	(7.66)	(1.07)
Total from investment operations	(1.08)	(2.60)	0.07	16.18	(7.86)	(1.32)
Distributions to shareholders from
Net realized gains	0.00	(4.53)	(7.06)	0.00	(2.09)	0.00
Net asset value, end of period	$19.01	$20.09	$27.22	$34.21	$18.03	$27.98
Total return[2]	(5.38)%	(9.36)%	(1.02)%	89.74%	(30.76)%	(4.51)%
Ratios to average net assets (annualized)
Gross expenses	2.47%	2.48%	2.40%	2.44%	2.34%	2.29%
Net expenses	1.97%	1.98%	1.98%	2.09%	2.10%	2.10%
Net investment loss	(0.94)%	(1.13)%	(1.27)%	(0.94)%	(0.73)%	(0.85)%
Supplemental data
Portfolio turnover rate	13%	22%	37%	55%	41%	34%
Net assets, end of period (000s omitted)	$32	$34	$60	$112	$190	$526

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class R6		2023	2022	2021[1]
Net asset value, beginning of period	$25.55	$32.88	$39.46	$25.43
Net investment income (loss)	0.03 [2]	0.02 [2]	(0.05)[2]	0.03 [2]
Net realized and unrealized gains (losses) on investments	(1.27)	(2.82)	0.53	14.09
Total from investment operations	(1.24)	(2.80)	0.48	14.12
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.09)
Net realized gains	0.00	(4.53)	(7.06)	0.00
Total distributions to shareholders	0.00	(4.53)	(7.06)	(0.09)
Net asset value, end of period	$24.31	$25.55	$32.88	$39.46
Total return[3]	(4.85)%	(8.27)%	0.23%	55.58%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.30%	1.24%	1.23%
Net expenses	0.80%	0.80%	0.80%	0.88%
Net investment income (loss)	0.24%	0.06%	(0.13)%	0.09%
Supplemental data
Portfolio turnover rate	13%	22%	37%	55%
Net assets, end of period (000s omitted)	$742	$746	$969	$936

[1]	For the period from May 29, 2020 (commencement of class operations) to March 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Small Cap Fund  | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$24.61	$31.95	$38.67	$20.23	$30.89	$32.06
Net investment income (loss)	(0.01)[1]	(0.08)[1]	(0.17)[1]	(0.01)[1]	0.05 [1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	(1.23)	(2.73)	0.51	18.51	(8.62)	(1.18)
Total from investment operations	(1.24)	(2.81)	0.34	18.50	(8.57)	(1.17)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.06)	0.00	0.00
Net realized gains	0.00	(4.53)	(7.06)	0.00	(2.09)	0.00
Total distributions to shareholders	0.00	(4.53)	(7.06)	(0.06)	(2.09)	0.00
Net asset value, end of period	$23.37	$24.61	$31.95	$38.67	$20.23	$30.89
Total return[2]	(5.04)%	(8.56)%	(0.16)%	91.48%	(30.15)%	(3.65)%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.65%	1.59%	1.61%	1.51%	1.46%
Net expenses	1.15%	1.15%	1.15%	1.20%	1.20%	1.20%
Net investment income (loss)	(0.11)%	(0.29)%	(0.46)%	(0.02)%	0.17%	0.05%
Supplemental data
Portfolio turnover rate	13%	22%	37%	55%	41%	34%
Net assets, end of period (000s omitted)	$308	$321	$329	$466	$450	$1,165

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.33	$32.66	$39.29	$20.58	$31.33	$32.45
Net investment income (loss)	0.02 [1]	(0.01)[1]	(0.11)[1]	0.02 [1]	0.12 [1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	(1.26)	(2.79)	0.54	18.87	(8.78)	(1.20)
Total from investment operations	(1.24)	(2.80)	0.43	18.89	(8.66)	(1.12)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.18)	(0.00)[2]	0.00
Net realized gains	0.00	(4.53)	(7.06)	0.00	(2.09)	0.00
Total distributions to shareholders	0.00	(4.53)	(7.06)	(0.18)	(2.09)	0.00
Net asset value, end of period	$24.09	$25.33	$32.66	$39.29	$20.58	$31.33
Total return[3]	(4.90)%	(8.33)%	0.09%	91.87%	(30.00)%	(3.45)%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.40%	1.33%	1.35%	1.27%	1.21%
Net expenses	0.90%	0.90%	0.90%	0.98%	1.00%	1.00%
Net investment income (loss)	0.14%	(0.04)%	(0.28)%	0.08%	0.38%	0.24%
Supplemental data
Portfolio turnover rate	13%	22%	37%	55%	41%	34%
Net assets, end of period (000s omitted)	$2,735	$3,022	$5,496	$13,401	$11,305	$21,398

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Small Cap Fund  | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
22 | Allspring Small Cap Fund

Notes to financial statements (unaudited)
As of September 30, 2023, the aggregate cost of all investments for federal income tax purposes was $36,580,012 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,728,345
Gross unrealized losses	(8,557,945)
Net unrealized losses	$(829,600)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$824,823	$0	$0	$824,823
Consumer discretionary	2,559,631	0	0	2,559,631
Consumer staples	1,495,341	0	0	1,495,341
Financials	4,759,562	0	0	4,759,562
Health care	7,044,640	0	0	7,044,640
Industrials	7,200,072	0	0	7,200,072
Information technology	4,796,797	0	0	4,796,797
Materials	3,501,333	0	0	3,501,333
Real estate	1,813,198	0	0	1,813,198
Investment companies	466,160	0	0	466,160
Short-term investments
Investment companies	1,288,855	0	0	1,288,855
Total assets	$35,750,412	$0	$0	$35,750,412
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring Small Cap Fund  | 23

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.825
Next $1 billion	0.800
Next $1 billion	0.775
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the six months ended September 30, 2023, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2024  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.22%
Class C	1.97
Class R6	0.80
Administrator Class	1.15
Institutional Class	0.90
Prior to June 30, 2023, the Fund’s expenses were capped at 1.23% for Class A shares and 1.98% for Class C shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges
24 | Allspring Small Cap Fund

Notes to financial statements (unaudited)
from redemptions of Class C shares. For the six months ended September 30, 2023, Allspring Funds Distributor received $6 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2023 were $4,826,607 and $6,765,791, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2023, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
REORGANIZATION
At a regular meeting of the Board of Trustees held on November 13-15, 2023, the Trustees of the Fund approved the merger of the Fund into Allspring Small Company Value Fund. Allspring Small Company Value Fund will acquire the assets and assume the liabilities of the Fund in exchange for shares of Allspring Small Company Value Fund. Information on the merger will be mailed to shareholders in January 2024. The merger is scheduled to take place in February 2024.
Allspring Small Cap Fund  | 25

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Small Cap Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Small Cap Fund  | 27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28 | Allspring Small Cap Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Small Cap Fund  | 29

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Small Cap Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

30 | Allspring Small Cap Fund

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 2000® Index, for all periods under review except the one-year period, which was higher than the investment performance of its benchmark index.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the longer time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class except the net operating expense ratio for the Administrator Class was in range of the median net operating expense ratios of the expense Groups.
The Board noted that Allspring Funds Management had agreed to reduce the net operating expense caps for the Fund’s Class A shares.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes except the Management Rate for the Institutional Class was lower than the sum of the average rates for the Fund’s expense Groups.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received

Allspring Small Cap Fund  | 31

Other information (unaudited)
information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

32 | Allspring Small Cap Fund

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring Small Cap Fund  | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-10042023-bcyw6zix 11-23
SAR3327 09-23

Allspring Special Small Cap Value Fund
Semi-Annual Report
September 30, 2023

The views expressed and any forward-looking statements are as of September 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Special Small Cap Value Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Special Small Cap Value Fund for the six-month period that ended September 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had mixed results, with U.S. stocks generally faring better than international equities. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 5.18%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.43% while the MSCI EM Index (Net) (USD),3 returned -2.05%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.05%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -6.07%, the Bloomberg Municipal Bond Index6 lost 4.05%, and the ICE BofA U.S. High Yield Index7 gained 2.21%.
Affected by high inflation and central bank rate hikes, markets were volatile.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Federal Reserve (Fed) and European Central Bank (ECB), which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Allspring Special Small Cap Value Fund

Letter to shareholders (unaudited)
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent, higher-than-targeted inflation. As anticipated, the Fed did pause and held rates steady in September. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later this fall.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The Core U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It’s sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Special Small Cap Value Fund  | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Special Small Cap Value Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Special Small Cap Value Fund  | 5

Performance highlights (unaudited)
Performance highlights
This Fund is currently closed to most new investors.*
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Brian Martin, CFA, James M. Tringas, CFA, Bryant VanCronkhite, CFA

Average annual total returns (%) as of September 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (ESPAX)	5-7-1993	11.20	2.93	7.19	17.97	4.15	7.82	1.25	1.25
Class C (ESPCX)	12-12-2000	16.13	3.40	7.19	17.13	3.40	7.19	2.00	2.00
Class R6 (ESPRX)[3]	10-31-2014	–	–	–	18.49	4.60	8.29	0.83	0.83
Administrator Class (ESPIX)	7-23-1996	–	–	–	18.07	4.24	7.96	1.18	1.18
Institutional Class (ESPNX)	7-30-2010	–	–	–	18.36	4.50	8.21	0.93	0.93
Russell 2000® Value Index[4]	–	–	–	–	7.84	2.59	6.19	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.31% for Class A, 2.06% for Class C, 0.89% for Class R6, 1.20% for Administrator Class and 0.94% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

*	Please see the Fund’s current Statement of Additional Information for further details.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Special Small Cap Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2023[1]
Innospec, Inc.	3.33
J & J Snack Foods Corp.	3.31
Mueller Industries, Inc.	3.22
Franklin Electric Co., Inc.	2.81
Eagle Materials, Inc.	2.68
Spectrum Brands Holdings, Inc.	2.49
Avient Corp.	2.33
Belden, Inc.	2.31
CSW Industrials, Inc.	1.87
UMB Financial Corp.	1.82

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of September 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Special Small Cap Value Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2023 to September 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2023	Ending account value 9-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,024.70	$6.29	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27	1.25%
Class C
Actual	$1,000.00	$1,021.20	$10.00	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$9.97	1.99%
Class R6
Actual	$1,000.00	$1,027.00	$4.13	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.12	0.82%
Administrator Class
Actual	$1,000.00	$1,025.10	$5.84	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.82	1.16%
Institutional Class
Actual	$1,000.00	$1,026.50	$4.64	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.62	0.92%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.40%
Communication services: 0.79%
Interactive media & services: 0.42%
Ziff Davis, Inc.†	336,700	$21,444,423
Media: 0.37%
DallasNews Corp.	436,597	2,008,346
Thryv Holdings, Inc.†	894,600	16,791,642
		18,799,988
Consumer discretionary: 5.49%
Automobile components: 0.73%
Atmus Filtration Technologies, Inc.†	379,615	7,914,973
Holley, Inc.†	5,841,448	29,148,825
		37,063,798
Hotels, restaurants & leisure: 2.26%
Denny’s Corp.♠†	4,792,012	40,588,342
Dine Brands Global, Inc.♠	990,543	48,982,351
Jack in the Box, Inc.	364,446	25,168,641
		114,739,334
Household durables: 1.30%
Helen of Troy Ltd.†#	565,493	65,913,864
Specialty retail: 0.22%
Academy Sports & Outdoors, Inc.	238,800	11,288,076
Textiles, apparel & luxury goods: 0.98%
Delta Apparel, Inc.♠†	602,202	3,992,599
Levi Strauss & Co. Class A	1,092,948	14,842,234
Steven Madden Ltd.	983,900	31,258,503
		50,093,336
Consumer staples: 9.77%
Beverages: 0.83%
Primo Water Corp.	3,051,189	42,106,408
Food products: 4.75%
J & J Snack Foods Corp.♠	1,028,337	168,287,350
Nomad Foods Ltd.†	3,702,728	56,355,520
Tootsie Roll Industries, Inc.	556,933	16,630,020
		241,272,890
Household products: 4.19%
Central Garden & Pet Co.†	800,922	35,352,697
Central Garden & Pet Co. Class A†	1,280,751	51,345,307
Spectrum Brands Holdings, Inc.	1,613,482	126,416,315
		213,114,319
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Energy: 7.92%
Energy equipment & services: 2.11%
Forum Energy Technologies, Inc.†	199,344	$4,788,243
Liberty Energy, Inc.	1,801,571	33,365,095
Patterson-UTI Energy, Inc.	4,993,948	69,116,240
		107,269,578
Oil, gas & consumable fuels: 5.81%
Berry Corp.	2,169,286	17,788,145
Callon Petroleum Co.†#	469,930	18,383,662
Chord Energy Corp.	347,712	56,353,684
Enerplus Corp.	713,000	12,570,190
Magnolia Oil & Gas Corp. Class A	2,261,800	51,817,838
Nordic American Tankers Ltd.	3,182,411	13,111,533
Northern Oil & Gas, Inc.#	1,062,870	42,759,260
SM Energy Co.	434,000	17,208,100
Southwestern Energy Co.†	10,094,480	65,109,396
		295,101,808
Financials: 17.45%
Banks: 6.86%
Associated Banc-Corp.	2,248,456	38,471,082
CVB Financial Corp.	443,600	7,350,452
First Hawaiian, Inc.	1,139,858	20,574,437
Hancock Whitney Corp.	1,723,988	63,770,316
Renasant Corp.	1,192,957	31,243,544
SouthState Corp.	972,295	65,493,791
UMB Financial Corp.	1,489,749	92,438,925
Webster Financial Corp.	731,363	29,481,243
		348,823,790
Capital markets: 1.43%
B Riley Financial, Inc.	224,407	9,198,443
Capitol Investment Corp.†	50,000	254,000
GlassBridge Enterprises, Inc.♠♦†	1,527	15
MidCap Financial Investment Corp.	1,868,286	25,688,933
New Mountain Finance Corp.	2,528,850	32,748,608
Pershing Square Tontine Holdings Ltd.♦†	1,415,995	1
Westwood Holdings Group, Inc.♠	470,983	4,780,477
		72,670,477
Financial services: 1.12%
Euronet Worldwide, Inc.†	292,000	23,178,960
Jackson Financial, Inc. Class A	878,893	33,591,291
		56,770,251
Insurance: 5.07%
Enstar Group Ltd.†	325,802	78,844,084
Hanover Insurance Group, Inc.	615,377	68,294,539
National Western Life Group, Inc. Class A	65,677	28,733,031
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Insurance(continued)
ProAssurance Corp.†	1,185,500	$22,394,095
Stewart Information Services Corp.	1,357,202	59,445,448
		257,711,197
Mortgage real estate investment trusts (REITs): 2.97%
AGNC Investment Corp.	5,256,642	49,622,700
Apollo Commercial Real Estate Finance, Inc.	2,022,790	20,490,863
New York Mortgage Trust, Inc.	3,019,601	25,636,412
Two Harbors Investment Corp.	4,170,786	55,221,207
		150,971,182
Health care: 4.80%
Health care equipment & supplies: 1.34%
Enovis Corp.†	532,400	28,073,452
Globus Medical, Inc. Class A†	131,900	6,548,835
Varex Imaging Corp.†	1,792,238	33,676,152
		68,298,439
Health care providers & services: 1.40%
AMN Healthcare Services, Inc.†	130,200	11,090,436
Patterson Cos., Inc.	1,343,651	39,825,816
Premier, Inc. Class A	948,937	20,402,145
		71,318,397
Life sciences tools & services: 0.83%
Azenta, Inc.†	840,241	42,171,696
Pharmaceuticals: 1.23%
Perrigo Co. PLC	553,751	17,692,344
Prestige Consumer Healthcare, Inc.†	781,026	44,666,877
		62,359,221
Industrials: 29.53%
Building products: 7.30%
CSW Industrials, Inc.	542,628	95,090,131
Griffon Corp.	1,211,404	48,056,397
Janus International Group, Inc.†	2,672,102	28,591,491
Quanex Building Products Corp.♠	2,755,780	77,630,322
Simpson Manufacturing Co., Inc.	336,931	50,475,633
UFP Industries, Inc.	696,559	71,327,642
		371,171,616
Commercial services & supplies: 2.15%
ACCO Brands Corp.	3,893,400	22,348,116
Custom Truck One Source, Inc.†	3,475,000	21,545,000
Ennis, Inc.	1,279,481	27,150,587
Matthews International Corp. Class A	249,264	9,698,862
Viad Corp.♠†	1,086,808	28,474,370
		109,216,935
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund  | 11

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Construction & engineering: 1.85%
API Group Corp.†	2,752,367	$71,368,876
MDU Resources Group, Inc.	1,166,274	22,835,645
		94,204,521
Electrical equipment: 1.06%
Atkore, Inc.†#	341,869	51,003,436
Babcock & Wilcox Enterprises, Inc.†	616,750	2,596,518
		53,599,954
Ground transportation: 0.79%
Werner Enterprises, Inc.	1,034,329	40,287,114
Machinery: 11.41%
Alamo Group, Inc.	228,649	39,524,266
Columbus McKinnon Corp.	798,317	27,869,246
Douglas Dynamics, Inc.♠	1,923,121	58,039,792
Franklin Electric Co., Inc.	1,602,769	143,015,078
Hillenbrand, Inc.	444,857	18,821,900
Hillman Group†	3,622,900	29,888,925
Hillman Solutions Corp.†	2,448,462	20,199,812
Kadant, Inc.	271,889	61,324,564
Mayville Engineering Co., Inc.♠†	1,623,124	17,805,670
Mueller Industries, Inc.#	2,177,914	163,692,016
		580,181,269
Professional services: 3.94%
CBIZ, Inc.†	788,061	40,900,366
Concentrix Corp.	310,800	24,898,188
Korn Ferry	1,127,582	53,492,490
Maximus, Inc.	576,100	43,023,148
Parsons Corp.†	697,616	37,915,429
		200,229,621
Trading companies & distributors: 1.03%
Air Lease Corp.	933,600	36,793,176
Core & Main, Inc. Class A†	264,087	7,618,910
Custom Truck One Source, Inc.†	1,283,909	7,960,236
		52,372,322
Information technology: 4.92%
Electronic equipment, instruments & components: 2.36%
Belden, Inc.	1,216,478	117,450,951
Knowles Corp.†	175,100	2,593,231
		120,044,182
IT services: 1.58%
Global Blue Group Holding AG†	4,536,904	27,584,376
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
IT services(continued)
Kyndryl Holdings, Inc.†#	2,983,489	$45,050,684
Perficient, Inc.†	129,900	7,516,014
		80,151,074
Semiconductors & semiconductor equipment: 0.21%
Diodes, Inc.†	137,700	10,856,268
Software: 0.59%
E2open Parent Holdings, Inc.†	3,850,645	17,481,929
Everbridge, Inc.†	384,600	8,622,732
Synchronoss Technologies, Inc.†	4,338,900	4,165,344
		30,270,005
Technology hardware, storage & peripherals: 0.18%
Diebold Nixdorf, Inc.†	472,900	8,956,726
Materials: 15.73%
Chemicals: 9.74%
Avient Corp.	3,360,584	118,695,827
Ecovyst, Inc.†	4,168,414	41,017,194
Element Solutions, Inc.	522,892	10,253,912
Innospec, Inc.♠	1,658,794	169,528,747
Mativ Holdings, Inc.♠	3,342,546	47,664,706
Minerals Technologies, Inc.	358,356	19,623,574
NewMarket Corp.	193,930	88,245,907
		495,029,867
Construction materials: 2.86%
Eagle Materials, Inc.	817,775	136,175,893
Knife River Corp.†	188,475	9,203,234
		145,379,127
Containers & packaging: 3.13%
Myers Industries, Inc.	1,719,277	30,826,637
Silgan Holdings, Inc.	1,736,565	74,863,317
TriMas Corp.♠	2,164,263	53,587,152
		159,277,106
Real estate: 0.82%
Residential REITs : 0.47%
Elme Communities	1,757,009	23,965,603
Retail REITs : 0.35%
Agree Realty Corp.	320,500	17,704,420
Utilities: 0.18%
Electric utilities: 0.18%
IDACORP, Inc.	98,100	9,187,065
Total common stocks (Cost $4,327,142,841)		4,951,387,267
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund  | 13

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Investment companies: 0.81%
Exchange-traded funds: 0.81%
iShares Russell 2000 Value ETF	303,000	$41,071,650
Total investment companies (Cost $40,133,981)		41,071,650

		Yield
Short-term investments: 1.45%
Investment companies: 1.45%
Allspring Government Money Market Fund Select Class♠∞		5.27%	73,793,212	73,793,212
Total short-term investments (Cost $73,793,212)				73,793,212
Total investments in securities (Cost $4,441,070,034)	99.66%			5,066,252,129
Other assets and liabilities, net	0.34			17,339,928
Total net assets	100.00%			$5,083,592,057

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Delta Apparel, Inc.†	$6,624,222	$0	$0	$0	$(2,631,623)	$3,992,599	602,202	$0
Denny’s Corp.†	51,381,890	2,143,214	(135,306)	(17,728)	(12,783,728)	40,588,342	4,792,012	0
Dine Brands Global, Inc.	62,245,237	5,031,937	(1,118,838)	(501,221)	(16,674,764)	48,982,351	990,543	966,596
Douglas Dynamics, Inc.	59,953,870	1,335,967	0	0	(3,250,045)	58,039,792	1,923,121	1,123,107
GlassBridge Enterprises, Inc.†	13,758	0	0	0	(13,743)	15	1,527	0
Innospec, Inc.	175,472,681	0	(5,191,087)	79,782	(832,629)	169,528,747	1,658,794	1,176,308
J & J Snack Foods Corp.	153,057,456	603,593	(1,245,589)	(242,490)	16,114,380	168,287,350	1,028,337	1,473,004
Mativ Holdings, Inc.	67,950,618	3,950,003	(1,280,206)	(127,822)	(22,827,887)	47,664,706	3,342,546	1,574,153
Mayville Engineering Co., Inc.†	24,609,406	624,010	(977,612)	(195,502)	(6,254,632)	17,805,670	1,623,124	0
Quanex Building Products Corp.	60,272,804	0	(1,106,879)	(66,764)	18,531,161	77,630,322	2,755,780	441,829
Trimas Corp.	59,828,319	584,217	(146,503)	(20,200)	(6,658,681)	53,587,152	2,164,263	172,081
Viad Corp.†	22,644,911	84,210	(51,162)	(35,663)	5,832,074	28,474,370	1,086,808	0
Westwood Holdings Group, Inc.	5,007,316	251,188	(9,818)	(44,974)	(423,235)	4,780,477	470,983	133,765
Short-term investments
Allspring Government Money Market Fund Select Class	151,876,865	458,371,713	(536,455,366)	0	0	73,793,212	73,793,212	4,864,767
Investments in affiliates no longer held at end of period
Tupperware Brands Corp.†	2,254,605	0	(1,245,629)	(18,292,322)	17,283,346	0	0	0
				$(19,464,904)	$(14,590,006)	$793,155,105		$11,925,610
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Central Garden & Pet Co.†	$32,984,401	$0	$(87,365)	$(43,272)	$2,498,933	$35,352,697	800,922	$0
CSW Industrials, Inc.	117,654,677	0	(52,048,803)	29,218,466	265,791	95,090,131	542,628	285,978
DallasNews Corp.	1,929,759	0	0	0	78,587	2,008,346	436,597	139,711
Ennis, Inc.	26,434,670	597,758	(61,575)	(2,673)	182,407	27,150,587	1,279,481	627,161
Mueller Industries, Inc.	182,532,697	16,274,649	(42,357,588)	25,783,270	(18,541,012)	163,692,016	2,177,914	1,338,698

†	Non-income-earning security
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Atkore, Inc.	Bank of America Securities, Inc.	(250)	$(4,000,000)	$160.00	10-20-2023	$(33,125)
Callon Petroleum	Bank of America Securities, Inc.	(500)	(2,000,000)	40.00	10-20-2023	(50,000)
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund  | 15

Portfolio of investments—September 30, 2023 (unaudited)

Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
Kyndryl Holdings, Inc.	Bank of America Securities, Inc.	(500)	$(900,000)	$18.00	12-15-2023	$(20,000)
Northern Oil & Gas, Inc.	Bank of America Securities, Inc.	(500)	(2,250,000)	45.00	10-20-2023	(5,000)
Put
Alight, Inc	Bank of America Securities, Inc.	500	375,000	7.50	11-17-2023	(31,250)
Atkore, Inc.	Bank of America Securities, Inc.	250	3,375,000	135.00	10-20-2023	(30,625)
Helen of Troy Ltd.	Bank of America Securities, Inc.	250	2,750,000	110.00	10-20-2023	(88,750)
Mueller Industries, Inc.	Bank of America Securities, Inc.	500	3,500,000	70.00	10-20-2023	(41,250)
						$(300,000)
The accompanying notes are an integral part of these financial statements.
16 | Allspring Special Small Cap Value Fund

Statement of assets and liabilities—September 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $3,581,718,218)	$4,273,097,024
Investments in affiliated securities, at value (cost $859,351,816)	793,155,105
Cash	7,236
Cash at broker segregated for written options	10,004,679
Receivable for investments sold	10,144,442
Receivable for Fund shares sold	8,916,698
Receivable for dividends	8,318,255
Prepaid expenses and other assets	352,236
Total assets	5,103,995,675
Liabilities
Payable for Fund shares redeemed	12,304,243
Payable for investments purchased	3,610,106
Management fee payable	3,457,895
Administration fees payable	457,232
Written options, at value (premiums received $573,863)	300,000
Distribution fees payable	3,878
Trustees’ fees and expenses payable	740
Accrued expenses and other liabilities	269,524
Total liabilities	20,403,618
Total net assets	$5,083,592,057
Net assets consist of
Paid-in capital	$4,424,516,515
Total distributable earnings	659,075,542
Total net assets	$5,083,592,057
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund  | 17

Statement of assets and liabilities—September 30, 2023 (unaudited)

Computation of net asset value and offering price per share
Net assets–Class A	$725,045,154
Shares outstanding–Class A1	19,880,998
Net asset value per share–Class A	$36.47
Maximum offering price per share – Class A2	$38.69
Net assets–Class C	$6,026,481
Shares outstanding–Class C1	189,302
Net asset value per share–Class C	$31.84
Net assets–Class R6	$1,935,378,893
Shares outstanding–Class R6[1]	51,406,752
Net asset value per share–Class R6	$37.65
Net assets–Administrator Class	$98,027,086
Shares outstanding–Administrator Class[1]	2,608,289
Net asset value per share–Administrator Class	$37.58
Net assets–Institutional Class	$2,319,114,443
Shares outstanding–Institutional Class[1]	61,613,638
Net asset value per share–Institutional Class	$37.64
1  The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Special Small Cap Value Fund

Statement of operations—six months ended September 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $79,742)	$49,821,954
Income from affiliated securities	11,925,610
Interest	34,200
Total investment income	61,781,764
Expenses
Management fee	20,322,972
Administration fees
Class A	755,092
Class C	6,689
Class R	5,875 [1]
Class R6	275,587
Administrator Class	67,589
Institutional Class	1,657,481
Shareholder servicing fees
Class A	922,305
Class C	8,108
Class R	6,994 [1]
Administrator Class	126,022
Distribution fees
Class C	24,321
Class R	6,981 [1]
Custody and accounting fees	80,240
Professional fees	33,427
Registration fees	76,169
Shareholder report expenses	150,413
Trustees’ fees and expenses	8,458
Other fees and expenses	48,659
Total expenses	24,583,382
Less: Fee waivers and/or expense reimbursements
Administrator Class	(5)
Institutional Class	(404)
Net expenses	24,582,973
Net investment income	37,198,791
1 For the period from April 1, 2023 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund  | 19

Statement of operations—six months ended September 30, 2023 (unaudited)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$51,707,526
Affiliated securities	(19,464,904)
Written options	4,310,948
Net realized gains on investments	36,553,570
Net change in unrealized gains (losses) on
Unaffiliated securities	78,468,060
Affiliated securities	(14,590,006)
Written options	(157,129)
Net change in unrealized gains (losses) on investments	63,720,925
Net realized and unrealized gains (losses) on investments	100,274,495
Net increase in net assets resulting from operations	$137,473,286
The accompanying notes are an integral part of these financial statements.
20 | Allspring Special Small Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2023 (unaudited)		Year ended March 31, 2023
Operations
Net investment income		$37,198,791		$59,055,638
Net realized gains on investments		36,553,570		14,005,466
Net change in unrealized gains (losses) on investments		63,720,925		(492,996,900)
Net increase (decrease) in net assets resulting from operations		137,473,286		(419,935,796)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(42,591,589)
Class C		0		(463,826)
Class R		0 [1]		(726,448)
Class R6		0		(100,176,931)
Administrator Class		0		(6,550,499)
Institutional Class		0		(155,567,068)
Total distributions to shareholders		0		(306,076,361)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,505,437	55,037,941	3,144,073	115,444,516
Class C	1,215	39,527	8,201	261,543
Class R	23,411 [1]	838,700 [1]	77,769	2,911,756
Class R6	11,528,597	438,639,059	10,101,086	381,018,452
Administrator Class	223,673	8,451,048	403,179	15,229,744
Institutional Class	6,791,533	254,815,947	22,900,867	864,224,769
		757,822,222		1,379,090,780
Reinvestment of distributions
Class A	0	0	1,122,650	39,439,381
Class C	0	0	14,894	457,404
Class R	0 [1]	0 [1]	20,361	726,448
Class R6	0	0	2,638,058	95,564,223
Administrator Class	0	0	178,990	6,477,362
Institutional Class	0	0	3,335,094	120,823,133
		0		263,487,951
Payment for shares redeemed
Class A	(2,270,582)	(83,255,532)	(3,531,086)	(129,875,544)
Class C	(40,084)	(1,266,763)	(94,383)	(3,023,154)
Class R	(12,815)[1]	(455,723)[1]	(96,511)	(3,584,025)
Class R6	(5,370,581)	(202,899,531)	(9,526,745)	(365,341,881)
Administrator Class	(502,192)	(19,109,628)	(933,530)	(35,066,154)
Institutional Class	(19,514,586)	(737,654,360)	(27,975,810)	(1,063,646,250)
		(1,044,641,537)		(1,600,537,008)
1 For the period from April 1, 2023 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund  | 21

Statement of changes in net assets

	Six months ended September 30, 2023 (unaudited)		Year ended March 31, 2023
	Shares		Shares
Share conversions
Class A	378,410	$13,972,673	0	$0
Class R	(372,456)	(13,972,673)	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		(286,819,315)		42,041,723
Total decrease in net assets		(149,346,029)		(683,970,434)
Net assets
Beginning of period		5,232,938,086		5,916,908,520
End of period		$5,083,592,057		$5,232,938,086
The accompanying notes are an integral part of these financial statements.
22 | Allspring Special Small Cap Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$35.59	$40.81	$42.37	$23.39	$31.74	$34.42
Net investment income	0.20 [1]	0.29	0.07	0.14 [1]	0.24	0.22
Net realized and unrealized gains (losses) on investments	0.68	(3.35)	1.07	18.98	(8.00)	(0.69)
Total from investment operations	0.88	(3.06)	1.14	19.12	(7.76)	(0.47)
Distributions to shareholders from
Net investment income	0.00	(0.25)	(0.10)	(0.13)	(0.28)	(0.15)
Net realized gains	0.00	(1.91)	(2.60)	(0.01)	(0.31)	(2.06)
Total distributions to shareholders	0.00	(2.16)	(2.70)	(0.14)	(0.59)	(2.21)
Net asset value, end of period	$36.47	$35.59	$40.81	$42.37	$23.39	$31.74
Total return[2]	2.47%	(7.41)%	2.56%	81.92%	(25.08)%	(0.87)%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.26%	1.24%	1.27%	1.27%	1.29%
Net expenses	1.25%	1.26%	1.24%	1.27%	1.27%	1.29%
Net investment income	1.11%	0.82%	0.17%	0.43%	0.75%	0.67%
Supplemental data
Portfolio turnover rate	10%	22%	28%	40%	39%	32%
Net assets, end of period (000s omitted)	$725,045	$721,397	$797,067	$797,193	$381,058	$526,656

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund  | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$31.19	$36.04	$37.90	$20.99	$28.49	$31.21
Net investment income (loss)	0.06 [1]	0.02 [1]	(0.22)[1]	(0.08)[1]	(0.01)[1]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	0.59	(2.96)	0.96	17.00	(7.18)	(0.61)
Total from investment operations	0.65	(2.94)	0.74	16.92	(7.19)	(0.66)
Distributions to shareholders from
Net realized gains	0.00	(1.91)	(2.60)	(0.01)	(0.31)	(2.06)
Net asset value, end of period	$31.84	$31.19	$36.04	$37.90	$20.99	$28.49
Total return[2]	2.08%	(8.11)%	1.79%	80.71%	(25.65)%	(1.63)%
Ratios to average net assets (annualized)
Gross expenses	1.99%	2.01%	1.99%	2.01%	2.02%	2.04%
Net expenses	1.99%	2.01%	1.99%	2.01%	2.02%	2.04%
Net investment income (loss)	0.36%	0.06%	(0.58)%	(0.29)%	(0.04)%	(0.13)%
Supplemental data
Portfolio turnover rate	10%	22%	28%	40%	39%	32%
Net assets, end of period (000s omitted)	$6,026	$7,116	$10,792	$14,063	$11,419	$24,334

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.67	$41.98	$43.51	$24.00	$32.55	$35.25
Net investment income	0.29 [1]	0.46	0.26 [1]	0.28	0.37	0.38
Net realized and unrealized gains (losses) on investments	0.69	(3.45)	1.10	19.49	(8.17)	(0.72)
Total from investment operations	0.98	(2.99)	1.36	19.77	(7.80)	(0.34)
Distributions to shareholders from
Net investment income	0.00	(0.41)	(0.29)	(0.25)	(0.44)	(0.30)
Net realized gains	0.00	(1.91)	(2.60)	(0.01)	(0.31)	(2.06)
Total distributions to shareholders	0.00	(2.32)	(2.89)	(0.26)	(0.75)	(2.36)
Net asset value, end of period	$37.65	$36.67	$41.98	$43.51	$24.00	$32.55
Total return[2]	2.67%	(7.02)%	2.99%	82.77%	(24.78)%	(0.42)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.81%	0.84%	0.84%	0.86%
Net expenses	0.82%	0.83%	0.81%	0.84%	0.84%	0.86%
Net investment income	1.54%	1.25%	0.59%	0.84%	1.12%	1.16%
Supplemental data
Portfolio turnover rate	10%	22%	28%	40%	39%	32%
Net assets, end of period (000s omitted)	$1,935,379	$1,659,115	$1,764,529	$1,598,341	$580,535	$518,377

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund  | 25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.67	$41.96	$43.50	$24.00	$32.55	$35.22
Net investment income	0.22 [1]	0.35 [1]	0.11 [1]	0.16 [1]	0.26 [1]	0.27 [1]
Net realized and unrealized gains (losses) on investments	0.69	(3.46)	1.09	19.48	(8.18)	(0.71)
Total from investment operations	0.91	(3.11)	1.20	19.64	(7.92)	(0.44)
Distributions to shareholders from
Net investment income	0.00	(0.27)	(0.14)	(0.13)	(0.32)	(0.17)
Net realized gains	0.00	(1.91)	(2.60)	(0.01)	(0.31)	(2.06)
Total distributions to shareholders	0.00	(2.18)	(2.74)	(0.14)	(0.63)	(2.23)
Net asset value, end of period	$37.58	$36.67	$41.96	$43.50	$24.00	$32.55
Total return[2]	2.48%	(7.33)%	2.62%	82.13%	(25.03)%	(0.77)%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.17%	1.16%	1.19%	1.19%	1.21%
Net expenses	1.16%	1.17%	1.16%	1.18%	1.19%	1.20%
Net investment income	1.19%	0.91%	0.26%	0.51%	0.79%	0.74%
Supplemental data
Portfolio turnover rate	10%	22%	28%	40%	39%	32%
Net assets, end of period (000s omitted)	$98,027	$105,846	$135,870	$196,801	$105,286	$160,369

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.68	$41.98	$43.52	$24.01	$32.56	$35.27
Net investment income	0.27 [1]	0.44	0.22 [1]	0.25 [1]	0.31	0.33
Net realized and unrealized gains (losses) on investments	0.69	(3.46)	1.08	19.50	(8.14)	(0.70)
Total from investment operations	0.96	(3.02)	1.30	19.75	(7.83)	(0.37)
Distributions to shareholders from
Net investment income	0.00	(0.37)	(0.24)	(0.23)	(0.41)	(0.28)
Net realized gains	0.00	(1.91)	(2.60)	(0.01)	(0.31)	(2.06)
Total distributions to shareholders	0.00	(2.28)	(2.84)	(0.24)	(0.72)	(2.34)
Net asset value, end of period	$37.64	$36.68	$41.98	$43.52	$24.01	$32.56
Total return[2]	2.62%	(7.11)%	2.87%	82.59%	(24.85)%	(0.53)%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.93%	0.91%	0.94%	0.94%	0.96%
Net expenses	0.92%	0.93%	0.91%	0.93%	0.94%	0.94%
Net investment income	1.43%	1.14%	0.49%	0.77%	1.07%	1.04%
Supplemental data
Portfolio turnover rate	10%	22%	28%	40%	39%	32%
Net assets, end of period (000s omitted)	$2,319,114	$2,726,372	$3,193,721	$3,102,741	$1,465,398	$1,359,038

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Small Cap Value Fund  | 27

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
28 | Allspring Special Small Cap Value Fund

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date.  Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2023, the aggregate cost of all investments for federal income tax purposes was $4,442,860,853 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,180,327,132
Gross unrealized losses	(557,235,856)
Net unrealized gains	$623,091,276
As of March 31, 2023, the Fund had current year deferred post-October capital losses consisting of $4,651,190 in long-term capital losses which were recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Small Cap Value Fund  | 29

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$40,244,411	$0	$0	$40,244,411
Consumer discretionary	279,098,408	0	0	279,098,408
Consumer staples	496,493,617	0	0	496,493,617
Energy	402,371,386	0	0	402,371,386
Financials	886,946,881	16	0	886,946,897
Health care	244,147,753	0	0	244,147,753
Industrials	1,501,263,352	0	0	1,501,263,352
Information technology	250,278,255	0	0	250,278,255
Materials	799,686,100	0	0	799,686,100
Real estate	41,670,023	0	0	41,670,023
Utilities	9,187,065	0	0	9,187,065
Investment companies	41,071,650	0	0	41,071,650
Short-term investments
Investment companies	73,793,212	0	0	73,793,212
Total assets	$5,066,252,113	$16	$0	$5,066,252,129
Liabilities
Written options	$300,000	$0	$0	$300,000
Total liabilities	$300,000	$0	$0	$300,000
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.825
Next $1 billion	0.800
Next $1 billion	0.775
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the six months ended September 30, 2023, the management fee was equivalent to an annual rate of 0.78% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
30 | Allspring Special Small Cap Value Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2024  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.31%
Class C	2.06
Class R6	0.89
Administrator Class	1.20
Institutional Class	0.94
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares and up to 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2023, Allspring Funds Distributor received $1,849 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2023 were $522,901,338 and $530,950,314, respectively.
Allspring Special Small Cap Value Fund  | 31

Notes to financial statements (unaudited)
6.
DERIVATIVE TRANSACTIONS
During the six months ended September 30, 2023, the Fund entered into written options for hedging purposes and had an average of 6,071 written option contracts.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
For options contracts, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2023, the Fund had written options contracts with the following counterparty which are subject to offset:
Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of America Securities, Inc.	$300,000	$0	$(300,000)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2023, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
32 | Allspring Special Small Cap Value Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Special Small Cap Value Fund  | 33

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

34 | Allspring Special Small Cap Value Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Special Small Cap Value Fund  | 35

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

36 | Allspring Special Small Cap Value Fund

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Special Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Special Small Cap Value Fund  | 37

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one- and ten-year periods, lower than the average investment performance of the Universe for the three-year period and in range of the average investment performance of the Universe for the five-year period. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2000® Value Index, for all periods under review except the three-year period, which was lower than the investment performance of its benchmark index.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the longer time periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of or equal to the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

38 | Allspring Special Small Cap Value Fund

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Special Small Cap Value Fund  | 39

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

40 | Allspring Special Small Cap Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-10042023-huu3mjzj 11-23
SAR0637 09-23

Allspring Utility and Telecommunications Fund
Semi-Annual Report
September 30, 2023

The views expressed and any forward-looking statements are as of September 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Utility and Telecommunications Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Utility and Telecommunications Fund for the six-month period that ended September 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. While navigating persistently high inflation and the impact of ongoing aggressive central bank rate hikes, with gradually declining inflation, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had mixed results, with U.S. stocks generally faring better than international equities. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income. But ongoing rate hikes remained a headwind during the six-month period.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 5.18%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 lost 1.43% while the MSCI EM Index (Net) (USD),3 returned -2.05%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.05%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -6.07%, the Bloomberg Municipal Bond Index6 lost 4.05%, and the ICE BofA U.S. High Yield Index7 gained 2.21%.
Affected by high inflation and central bank rate hikes, markets were volatile.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes8 in the U.S., U.K., and eurozone beat expectations and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
May was marked by a divergence between expanding activity in services and an overall contraction in manufacturing activity in the U.S., U.K., and eurozone. Core inflation remained elevated in the U.S. and Europe, despite the ongoing efforts of the Federal Reserve (Fed) and European Central Bank (ECB), which included rate hikes of 0.25% by both in May. Stubborn inflation and the resilient U.S. labor market led to expectations of further interest rate hikes, overall monthly declines across bond indexes, and mixed results for stocks in May. Investor worries over a U.S. debt ceiling impasse were modest, and market confidence was buoyed by a deal in late May to avert a potential U.S. debt default.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
8
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
2 | Allspring Utility and Telecommunications Fund

Letter to shareholders (unaudited)
June featured the Fed’s first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)1, while continuing to decline, remained stubbornly high in June at 4.8%, well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls growing in June for the 30th consecutive month, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a strong month for stocks. However, bonds had more muted but positive monthly returns overall. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second-quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the ECB, and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed numerous signs of stagnation, bringing fresh concerns regarding global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI2 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent, higher-than-targeted inflation. As anticipated, the Fed did pause and held rates steady in September. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index3 and CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later this fall.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The Core U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
3
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It’s sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Utility and Telecommunications Fund  | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Utility and Telecommunications Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Utility and Telecommunications Fund  | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kent Newcomb, CFA, Jack Spudich, CFA

Average annual total returns (%) as of September 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EVUAX)	1-4-1994	-10.04	3.63	5.98	-4.55	4.86	6.61	1.14	1.04
Class C (EVUCX)	9-2-1994	-6.34	4.06	5.96	-5.34	4.06	5.96	1.89	1.79
Administrator Class (EVUDX)	7-30-2010	–	–	–	-4.48	5.00	6.78	1.07	0.92
Institutional Class (EVUYX)	2-28-1994	–	–	–	-4.23	5.21	6.96	0.82	0.72
S&P 500 Utilities Index[3]	–	–	–	–	-7.02	5.65	8.32	–	–
S&P 500 Index[4]	–	–	–	–	21.62	9.92	11.91	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in utilities and telecommunication services stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.04% for Class A, 1.79% for Class C, 0.92% for Administrator Class and 0.72% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]	The S&P 500 Utilities Index is a market-value-weighted index that measures the performance of all stocks within the utilities sector of the S&P 500 Index. You cannot invest directly in an index.
[4]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors, such as utilities and telecommunication services, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to convertible securities risk, foreign investment risk, high-yield securities risk, smaller-company securities risk, and nondiversification risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Utility and Telecommunications Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2023[1]
NextEra Energy, Inc.	9.88
Southern Co.	4.83
Sempra	4.80
Duke Energy Corp.	4.48
American Electric Power Co., Inc.	4.35
Comcast Corp. Class A	4.16
American Tower Corp.	3.97
Cisco Systems, Inc.	3.82
DTE Energy Co.	3.81
Exelon Corp.	3.75

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of September 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Utility and Telecommunications Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2023 to September 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2023	Ending account value 9-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$903.50	$4.92	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.22	1.04%
Class C
Actual	$1,000.00	$899.80	$8.50	1.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.91	$9.02	1.80%
Administrator Class
Actual	$1,000.00	$903.70	$4.35	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.62	0.92%
Institutional Class
Actual	$1,000.00	$905.00	$3.41	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.28	$3.62	0.72%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Utility and Telecommunications Fund

Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.43%
Communication services: 6.39%
Diversified telecommunication services: 2.23%
Verizon Communications, Inc.	218,340	$7,076,399
Media: 4.16%
Comcast Corp. Class A	298,050	13,215,537
Consumer discretionary: 1.75%
Specialty retail: 1.75%
Home Depot, Inc.	18,381	5,554,003
Consumer staples: 0.77%
Consumer staples distribution & retail : 0.77%
Target Corp.	22,069	2,440,169
Financials: 3.79%
Financial services: 3.79%
Mastercard, Inc. Class A	15,372	6,085,928
Visa, Inc. Class A	25,975	5,974,510
		12,060,438
Health care: 3.72%
Biotechnology: 1.98%
Amgen, Inc.	23,353	6,276,352
Health care providers & services: 1.74%
UnitedHealth Group, Inc.	10,974	5,532,981
Information technology: 3.82%
Communications equipment: 3.82%
Cisco Systems, Inc.	225,701	12,133,686
Real estate: 3.97%
Specialized REITs : 3.97%
American Tower Corp.	76,759	12,623,018
Utilities: 74.22%
Electric utilities: 42.03%
Alliant Energy Corp.	137,556	6,664,588
American Electric Power Co., Inc.	183,590	13,809,640
Constellation Energy Corp.	88,850	9,691,758
Duke Energy Corp.	161,141	14,222,305
Entergy Corp.	73,946	6,840,005
Evergy, Inc.	103,291	5,236,854
Eversource Energy	79,301	4,611,353
Exelon Corp.	315,250	11,913,297
FirstEnergy Corp.	166,523	5,691,756
NextEra Energy, Inc.	547,753	31,380,769
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund  | 9

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Electric utilities(continued)
Southern Co.	237,076	$15,343,559
Xcel Energy, Inc.	141,622	8,103,611
		133,509,495
Gas utilities: 2.94%
Atmos Energy Corp.	88,150	9,337,729
Multi-utilities: 26.83%
Ameren Corp.	141,152	10,562,404
CenterPoint Energy, Inc.	361,174	9,697,522
CMS Energy Corp.	175,649	9,328,718
Dominion Energy, Inc.	211,988	9,469,504
DTE Energy Co.	121,890	12,101,239
Public Service Enterprise Group, Inc.	158,388	9,013,861
Sempra	223,916	15,233,006
WEC Energy Group, Inc.	121,792	9,810,346
		85,216,600
Water utilities: 2.42%
American Water Works Co., Inc.	61,932	7,669,040
Total common stocks (Cost $233,090,043)		312,645,447

		Yield
Short-term investments: 1.63%
Investment companies: 1.63%
Allspring Government Money Market Fund Select Class♠∞		5.27%	5,178,855	5,178,855
Total short-term investments (Cost $5,178,855)				5,178,855
Total investments in securities (Cost $238,268,898)	100.06%			317,824,302
Other assets and liabilities, net	(0.06)			(203,826)
Total net assets	100.00%			$317,620,476

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
10 | Allspring Utility and Telecommunications Fund

Portfolio of investments—September 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,987,005	$29,320,637	$(28,128,787)	$0	$0	$5,178,855	5,178,855	$122,156
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund  | 11

Statement of assets and liabilities—September 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $233,090,043)	$312,645,447
Investments in affiliated securities, at value (cost $5,178,855)	5,178,855
Cash	9
Receivable for investments sold	3,184,096
Receivable for dividends	352,924
Receivable for Fund shares sold	48,925
Prepaid expenses and other assets	61,015
Total assets	321,471,271
Liabilities
Payable for investments purchased	3,167,271
Payable for Fund shares redeemed	319,376
Management fee payable	151,879
Administration fees payable	54,401
Distribution fee payable	1,885
Accrued expenses and other liabilities	155,983
Total liabilities	3,850,795
Total net assets	$317,620,476
Net assets consist of
Paid-in capital	$227,417,452
Total distributable earnings	90,203,024
Total net assets	$317,620,476
Computation of net asset value and offering price per share
Net assets–Class A	$271,173,470
Shares outstanding–Class A1	17,099,316
Net asset value per share–Class A	$15.86
Maximum offering price per share – Class A2	$16.83
Net assets–Class C	$2,761,880
Shares outstanding–Class C1	173,009
Net asset value per share–Class C	$15.96
Net assets–Administrator Class	$5,304,256
Shares outstanding–Administrator Class[1]	333,804
Net asset value per share–Administrator Class	$15.89
Net assets–Institutional Class	$38,380,870
Shares outstanding–Institutional Class[1]	2,422,260
Net asset value per share–Institutional Class	$15.85
1  The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Utility and Telecommunications Fund

Statement of operations—six months ended September 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends	$5,919,325
Income from affiliated securities	122,156
Interest	13
Total investment income	6,041,494
Expenses
Management fee	1,172,246
Administration fees
Class A	311,700
Class C	3,629
Administrator Class	3,875
Institutional Class	30,601
Shareholder servicing fees
Class A	380,144
Class C	4,419
Administrator Class	7,453
Distribution fee
Class C	13,053
Custody and accounting fees	7,686
Professional fees	31,155
Registration fees	33,397
Shareholder report expenses	15,838
Trustees’ fees and expenses	7,863
Other fees and expenses	1,984
Total expenses	2,025,043
Less: Fee waivers and/or expense reimbursements
Fund-level	(205,789)
Administrator Class	(1,626)
Net expenses	1,817,628
Net investment income	4,223,866
Realized and unrealized gains (losses) on investments
Net realized gains on investments	6,622,005
Net change in unrealized gains (losses) on investments	(45,266,624)
Net realized and unrealized gains (losses) on investments	(38,644,619)
Net decrease in net assets resulting from operations	$(34,420,753)
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund  | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended September 30, 2023 (unaudited)		Year ended March 31, 2023
Operations
Net investment income		$4,223,866		$7,633,239
Net realized gains on investments		6,622,005		5,466,729
Net change in unrealized gains (losses) on investments		(45,266,624)		(51,532,523)
Net decrease in net assets resulting from operations		(34,420,753)		(38,432,555)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,621,986)		(34,647,628)
Class C		(26,645)		(452,433)
Administrator Class		(74,438)		(746,991)
Institutional Class		(583,584)		(7,988,969)
Total distributions to shareholders		(4,306,653)		(43,836,021)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	103,993	1,800,791	567,314	11,393,388
Class C	831	14,612	96,311	1,962,630
Administrator Class	16,497	292,048	110,693	2,290,942
Institutional Class	362,309	6,193,649	1,031,081	20,941,432
		8,301,100		36,588,392
Reinvestment of distributions
Class A	200,771	3,419,761	1,772,009	32,801,515
Class C	1,470	25,264	24,186	449,470
Administrator Class	4,352	74,265	40,151	745,417
Institutional Class	34,136	580,685	429,815	7,960,567
		4,099,975		41,956,969
Payment for shares redeemed
Class A	(1,297,987)	(22,562,261)	(1,902,224)	(36,626,328)
Class C	(63,236)	(1,114,989)	(97,108)	(1,868,400)
Administrator Class	(39,024)	(678,599)	(144,989)	(2,765,351)
Institutional Class	(1,688,323)	(29,609,149)	(1,436,434)	(27,459,910)
		(53,964,998)		(68,719,989)
Net increase (decrease) in net assets resulting from capital share transactions		(41,563,923)		9,825,372
Total decrease in net assets		(80,291,329)		(72,443,204)
Net assets
Beginning of period		397,911,805		470,355,009
End of period		$317,620,476		$397,911,805
The accompanying notes are an integral part of these financial statements.
14 | Allspring Utility and Telecommunications Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.77	$21.48	$21.47	$20.19	$24.03	$20.46
Net investment income	0.20 [1]	0.33	0.33	0.34	0.34	0.32
Net realized and unrealized gains (losses) on investments	(1.90)	(2.03)	2.40	3.82	0.02	3.65
Total from investment operations	(1.70)	(1.70)	2.73	4.16	0.36	3.97
Distributions to shareholders from
Net investment income	(0.21)	(0.33)	(0.32)	(0.35)	(0.34)	(0.34)
Net realized gains	0.00	(1.68)	(2.40)	(2.53)	(3.86)	(0.06)
Total distributions to shareholders	(0.21)	(2.01)	(2.72)	(2.88)	(4.20)	(0.40)
Net asset value, end of period	$15.86	$17.77	$21.48	$21.47	$20.19	$24.03
Total return[2]	(9.65)%	(8.15)%	13.62%	21.23%	0.04%	19.59%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.15%	1.16%	1.17%	1.17%	1.19%
Net expenses	1.04%	1.04%	1.04%	1.04%	1.09%	1.14%
Net investment income	2.31%	1.69%	1.52%	1.58%	1.42%	1.47%
Supplemental data
Portfolio turnover rate	1%	4%	11%	20%	49%	10%
Net assets, end of period (000s omitted)	$271,173	$321,507	$379,164	$363,540	$319,200	$337,848

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund  | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.88	$21.60	$21.57	$20.25	$24.06	$20.47
Net investment income	0.13 [1]	0.19 [1]	0.17 [1]	0.17 [1]	0.16 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	(1.91)	(2.05)	2.40	3.85	0.01	3.63
Total from investment operations	(1.78)	(1.86)	2.57	4.02	0.17	3.79
Distributions to shareholders from
Net investment income	(0.14)	(0.18)	(0.14)	(0.17)	(0.12)	(0.14)
Net realized gains	0.00	(1.68)	(2.40)	(2.53)	(3.86)	(0.06)
Total distributions to shareholders	(0.14)	(1.86)	(2.54)	(2.70)	(3.98)	(0.20)
Net asset value, end of period	$15.96	$17.88	$21.60	$21.57	$20.25	$24.06
Total return[2]	(10.02)%	(8.83)%	12.75%	20.34%	(0.73)%	18.65%
Ratios to average net assets (annualized)
Gross expenses	1.90%	1.89%	1.90%	1.91%	1.92%	1.94%
Net expenses	1.80%	1.80%	1.80%	1.80%	1.86%	1.89%
Net investment income	1.55%	0.94%	0.77%	0.80%	0.63%	0.74%
Supplemental data
Portfolio turnover rate	1%	4%	11%	20%	49%	10%
Net assets, end of period (000s omitted)	$2,762	$4,183	$4,548	$6,379	$10,274	$19,618

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Utility and Telecommunications Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.81	$21.52	$21.51	$20.22	$24.05	$20.48
Net investment income	0.21 [1]	0.35	0.37	0.37	0.36	0.36
Net realized and unrealized gains (losses) on investments	(1.91)	(2.03)	2.39	3.83	0.04	3.65
Total from investment operations	(1.70)	(1.68)	2.76	4.20	0.40	4.01
Distributions to shareholders from
Net investment income	(0.22)	(0.35)	(0.35)	(0.38)	(0.37)	(0.38)
Net realized gains	0.00	(1.68)	(2.40)	(2.53)	(3.86)	(0.06)
Total distributions to shareholders	(0.22)	(2.03)	(2.75)	(2.91)	(4.23)	(0.44)
Net asset value, end of period	$15.89	$17.81	$21.52	$21.51	$20.22	$24.05
Total return[2]	(9.63)%	(8.01)%	13.76%	21.39%	0.20%	19.80%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.07%	1.08%	1.09%	1.09%	1.11%
Net expenses	0.92%	0.92%	0.92%	0.92%	0.94%	0.95%
Net investment income	2.44%	1.82%	1.63%	1.70%	1.49%	1.66%
Supplemental data
Portfolio turnover rate	1%	4%	11%	20%	49%	10%
Net assets, end of period (000s omitted)	$5,304	$6,267	$7,447	$3,054	$2,449	$5,296

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Utility and Telecommunications Fund  | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2023 (unaudited)	Year ended March 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.76	$21.46	$21.46	$20.18	$24.01	$20.45
Net investment income	0.23 [1]	0.39	0.40	0.43	0.44	0.41
Net realized and unrealized gains (losses) on investments	(1.90)	(2.02)	2.39	3.80	0.01	3.62
Total from investment operations	(1.67)	(1.63)	2.79	4.23	0.45	4.03
Distributions to shareholders from
Net investment income	(0.24)	(0.39)	(0.39)	(0.42)	(0.42)	(0.41)
Net realized gains	0.00	(1.68)	(2.40)	(2.53)	(3.86)	(0.06)
Total distributions to shareholders	(0.24)	(2.07)	(2.79)	(2.95)	(4.28)	(0.47)
Net asset value, end of period	$15.85	$17.76	$21.46	$21.46	$20.18	$24.01
Total return[2]	(9.50)%	(7.80)%	13.94%	21.62%	0.42%	20.03%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.83%	0.84%	0.84%	0.86%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.75%	0.78%
Net investment income	2.61%	2.02%	1.84%	1.92%	1.76%	1.83%
Supplemental data
Portfolio turnover rate	1%	4%	11%	20%	49%	10%
Net assets, end of period (000s omitted)	$38,381	$65,955	$79,196	$65,644	$45,888	$42,427

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Utility and Telecommunications Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Utility and Telecommunications Fund  | 19

Notes to financial statements (unaudited)
As of September 30, 2023, the aggregate cost of all investments for federal income tax purposes was $238,268,898 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$96,395,423
Gross unrealized losses	(16,840,019)
Net unrealized gains	$79,555,404
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$20,291,936	$0	$0	$20,291,936
Consumer discretionary	5,554,003	0	0	5,554,003
Consumer staples	2,440,169	0	0	2,440,169
Financials	12,060,438	0	0	12,060,438
Health care	11,809,333	0	0	11,809,333
Information technology	12,133,686	0	0	12,133,686
Real estate	12,623,018	0	0	12,623,018
Utilities	235,732,864	0	0	235,732,864
Short-term investments
Investment companies	5,178,855	0	0	5,178,855
Total assets	$317,824,302	$0	$0	$317,824,302
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
 For the six months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
20 | Allspring Utility and Telecommunications Fund

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $1 billion	0.550
Next $2 billion	0.525
Next $1 billion	0.500
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended September 30, 2023, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2024  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of September 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.04%
Class C	1.79
Administrator Class	0.92
Institutional Class	0.72
Prior to June 30, 2023, the Fund’s expenses were capped at 1.05% for Class A shares and 1.80% for Class C shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2023, Allspring Funds Distributor received $2,417 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2023.
Allspring Utility and Telecommunications Fund  | 21

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended September 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2023 were $3,167,271 and $44,587,954, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
The Fund concentrated its portfolio of investments in the utility sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Utility and Telecommunications Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Utility and Telecommunications Fund  | 23

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

24 | Allspring Utility and Telecommunications Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Utility and Telecommunications Fund  | 25

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

26 | Allspring Utility and Telecommunications Fund

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Utility and Telecommunications Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,1 a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
1
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Utility and Telecommunications Fund  | 27

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2022. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the five- and ten-year periods under review, in range of the average investment performance of the Universe for the three-year period under review, and lower than the average investment performance of the Universe for the one-year period under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the S&P 500 Utilities Index, for all periods under review. The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for the Class A shares. The Board noted that Allspring Funds Management had agreed to reduce the net operating expense caps for the Fund’s Class A shares.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes, except that the Management Rates of the Fund were lower than these average rates for the Fund’s expense Groups for the Institutional Class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

28 | Allspring Utility and Telecommunications Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Utility and Telecommunications Fund  | 29

Other information (unaudited)
Liquidity risk management program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund’s investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the “Council”) composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 16-17, 2023, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report noted significant liquidity events impacting the Funds related to extended foreign market holidays as well as the difficulty of trading and settlement of most Russia-related securities due to sanctions activity. The Report noted that there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage each Fund’s, including the Fund’s, liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

30 | Allspring Utility and Telecommunications Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-10042023-fw94l7m0 11-23
SAR0667 09-23

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: November 21, 2023

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: November 21, 2023